UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: JUNE 30, 2009

Item 1. Reports to Stockholders

The Semi-Annual Report to Stockholders follows

First Investors

SEMI-ANNUAL REPORT

LIFE SERIES FUNDS

June 30, 2009

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Market Overview letter reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. only through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

During the first half of 2009, the markets returned to a more normal state following the turmoil of last year. In the first quarter, much of the markets’ focus was on Washington, D.C., where numerous legislative initiatives eventually stabilized the financial system. As the review period progressed, economic data began to indicate the likely end to the recession. Despite a continuing decline in home prices, weak corporate earnings and an unemployment rate that reached 9.5% in June, the markets’ focus shifted toward what shape the recovery might take. The combination of these factors led to sharp reversals in most markets compared to last year, as investors moved out of safe sectors, such as U.S. Treasuries, and embraced riskier assets.

The Federal Reserve (the “Fed”) elected to keep its benchmark federal funds rate at historically low levels: a range of zero to 0.25%. In March, the Fed announced that it would purchase $300 billion in U.S. Treasury securities, and expand the mortgage-backed and agency purchase programs from $500 billion to $1.25 trillion and from $100 billion to $200 billion, respectively. The Fed’s announcement triggered the largest single day gain in the Treasury market since 1987.

The stock market made gains during the first half of 2009 but still has a long way to go to recoup the losses of 2008. Worries over the economy have slowed growth prospects, as unemployment continued to rise and home prices declined. Further contributing to the lack of investor confidence was the ongoing upheaval of the corporate landscape. Chrysler filed for bankruptcy protection in May, and General Motors (“GM”) followed with its own filing in June. As a result, GM was dropped from the Dow Jones Industrial Index (the “Dow”) and replaced with Cisco Systems. GM had been a part of the Dow for over 80 years. Also removed from the Dow during the period was Citigroup, which was replaced by Travelers Corp. On the upside, the financials sector as a whole displayed encouraging signs. Conditions in the credit markets continued to improve during the period. And in June, the U.S. Treasury allowed ten large banks—including JPMorgan and Goldman Sachs—to begin repaying nearly $70 billion in taxpayer aid and exit the Troubled Asset Relief Program. Gains were modest across all domestic market-cap sectors, with small caps returning 2.6%, as represented by the Russell 2000 Index, mid caps gaining 7.4%, according to the S&P 400 Index and large caps returning 3.2%, as measured by the S&P 500 Index. International markets gained 5.6%, according to the MSCI EAFE Index, with emerging markets leading the way, up 29.8% as measured by MSCI Emerging Markets.

Bond market returns in the aggregate were positive during the period, but returns varied substantially by sector with lower quality investments generally providing the best performance. The high yield sector led the bond market with returns of 27.2% according to the Credit Suisse High Yield II Index, as investors returned to riskier

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

investments. Investment grade corporate bonds returned 9.2% according to Merrill Lynch, despite higher benchmark interest rates, as spreads on corporate bonds tightened massively. High quality mortgage-backed bonds returned 2.5% as the negative impact of higher interest rates offset the benefit of much tighter spreads. The U.S. Treasury sector had the weakest return for the period, losing 3.5% due to the increase in yields.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 31, 2009

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts, such as small-cap, global and international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS LIFE SERIES FUND

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2009, and held for the entire six-month period ended June 30, 2009. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$1,000.00	$1,010.80	$4.29
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.53	$4.31

*	Expenses are equal to the annualized expense ratio of .86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

4

Portfolio of Investments
BLUE CHIP FUND
June 30, 2009

Shares		Security	Value

		COMMON STOCKS—99.0%
		Consumer Discretionary—9.0%
7,100		Best Buy Company, Inc.	$ 237,779
16,971		Comcast Corporation – Class “A”	245,910
38,650		Comcast Corporation – Special Class “A”	544,965
27,900		H&R Block, Inc.	480,717
40,700		Home Depot, Inc.	961,741
11,400	*	Kohl’s Corporation	487,350
50,000		Lowe’s Companies, Inc.	970,500
16,400		McDonald’s Corporation	942,836
44,600		News Corporation – Class “A”	406,306
9,500		NIKE, Inc. – Class “B”	491,910
8,100		Omnicom Group, Inc.	255,798
20,600		Staples, Inc.	415,502
14,800		Target Corporation	584,156
29,900		Time Warner, Inc.	753,180
22,400	*	Viacom, Inc. – Class “B”	508,480
45,900		Walt Disney Company	1,070,847

			9,357,977

		Consumer Staples—16.2%
26,100		Altria Group, Inc.	427,779
21,800		Avon Products, Inc.	562,004
43,700		Coca-Cola Company	2,097,163
11,200		Colgate-Palmolive Company	792,288
14,700		Costco Wholesale Corporation	671,790
37,000		CVS Caremark Corporation	1,179,190
6,900		General Mills, Inc.	386,538
19,900		Kimberly-Clark Corporation	1,043,356
39,861		Kraft Foods, Inc. – Class “A”	1,010,078
35,000		PepsiCo, Inc.	1,923,600
30,300		Philip Morris International, Inc.	1,321,686
40,435		Procter & Gamble Company	2,066,229
14,400		Safeway, Inc.	293,328
34,800		Walgreen Company	1,023,120
42,000		Wal-Mart Stores, Inc.	2,034,480

			16,832,629

5

Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2009

Shares		Security	Value

		Energy—11.5%
12,700		BP PLC (ADR)	$ 605,536
34,500		Chevron Corporation	2,285,625
25,771		ConocoPhillips	1,083,928
11,000		Devon Energy Corporation	599,500
50,300		ExxonMobil Corporation	3,516,473
25,400		Halliburton Company	525,780
5,500		Hess Corporation	295,625
19,600		Marathon Oil Corporation	590,548
22,400		Schlumberger, Ltd.	1,212,064
25,250		Spectra Energy Corporation	427,230
7,424	*	Transocean, Ltd.	551,529
14,535		Valero Energy Corporation	245,496

			11,939,334

		Financials—10.6%
13,600		ACE, Ltd.	601,528
15,600		Allstate Corporation	380,640
31,000		American Express Company	720,440
54,817		Bank of America Corporation	723,584
41,105		Bank of New York Mellon Corporation	1,204,788
250	*	Berkshire Hathaway, Inc. – Class “B”	723,933
14,000		Capital One Financial Corporation	306,320
17,500		Chubb Corporation	697,900
29,400		Citigroup, Inc.	87,318
42,900		Financial Select Sector SPDR Fund (ETF)	513,513
20,200		Hudson City Bancorp, Inc.	268,458
55,032		JPMorgan Chase & Company	1,877,142
18,100		Marsh & McLennan Companies, Inc.	364,353
21,000		Morgan Stanley	598,710
6,400		PNC Financial Services Group, Inc.	248,384
15,700		Travelers Companies, Inc.	644,328
20,500		U.S. Bancorp	367,360
27,900		Wells Fargo & Company	676,854

			11,005,553

6

Shares		Security	Value

		Health Care—15.5%
28,900		Abbott Laboratories	$1,359,456
15,000		Aetna, Inc.	375,750
21,400	*	Amgen, Inc.	1,132,916
8,700		Baxter International, Inc.	460,752
46,200		Bristol-Myers Squibb Company	938,322
7,200		C.R. Bard, Inc.	536,040
7,200	*	Genzyme Corporation	400,824
12,400	*	Gilead Sciences, Inc.	580,816
58,200		Johnson & Johnson	3,305,760
13,500		McKesson Corporation	594,000
29,300		Medtronic, Inc.	1,022,277
29,200		Merck & Company, Inc.	816,432
23,700		Novartis AG (ADR)	966,723
103,340		Pfizer, Inc.	1,550,100
8,300	*	St. Jude Medical, Inc.	341,130
13,200		Teva Pharmaceutical Industries, Ltd. (ADR)	651,288
11,400		UnitedHealth Group, Inc.	284,772
18,000		Wyeth	817,020

			16,134,378

		Industrials—10.7%
17,800		3M Company	1,069,780
6,800		Boeing Company	289,000
8,200		Danaher Corporation	506,268
11,500		Dover Corporation	380,535
22,700		Emerson Electric Company	735,480
139,400		General Electric Company	1,633,768
19,800		Honeywell International, Inc.	621,720
11,100		Illinois Tool Works, Inc.	414,474
12,200		ITT Corporation	542,900
9,100		Lockheed Martin Corporation	733,915
10,000		Northrop Grumman Corporation	456,800
11,100		Raytheon Company	493,173
20,525		Tyco International, Ltd.	533,240
11,200		United Parcel Service, Inc. – Class “B”	559,888
32,200		United Technologies Corporation	1,673,112
17,400		Waste Management, Inc.	489,984

			11,134,037

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Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2009

Shares		Security	Value

		Information Technology—18.7%
15,700		Accenture, Ltd. – Class “A”	$ 525,322
22,000	*	Adobe Systems, Inc.	622,600
11,500		Analog Devices, Inc.	284,970
5,600	*	Apple, Inc.	797,608
23,400		Applied Materials, Inc.	256,698
15,000		Automatic Data Processing, Inc.	531,600
84,800	*	Cisco Systems, Inc.	1,580,672
31,700	*	Dell, Inc.	435,241
71,300	*	EMC Corporation	934,030
43,000		Hewlett-Packard Company	1,661,950
80,600		Intel Corporation	1,333,930
17,300		International Business Machines Corporation	1,806,466
163,900		Microsoft Corporation	3,895,903
44,600		Nokia Corporation – Class “A” (ADR)	650,268
57,700		Oracle Corporation	1,235,934
16,800		QUALCOMM, Inc.	759,360
34,200	*	Symantec Corporation	532,152
35,300		Texas Instruments, Inc.	751,890
33,800		Western Union Company	554,320
17,800	*	Yahoo!, Inc.	278,748

			19,429,662

		Materials—1.8%
19,400		Alcoa, Inc.	200,402
29,100		Dow Chemical Company	469,674
25,700		DuPont (E.I.) de Nemours & Company	658,434
9,000		Newmont Mining Corporation	367,830
3,400		PPG Industries, Inc.	149,260

			1,845,600

		Telecommunication Services—3.1%
64,700		AT&T, Inc.	1,607,148
51,000		Verizon Communications, Inc.	1,567,230

			3,174,378

8

Shares or
Principal
Amount		Security	Value

		Utilities—1.9%
20,000		American Electric Power Company, Inc.	$ 577,800
51,400		Duke Energy Corporation	749,926
9,400		FPL Group, Inc.	534,484
3,300		Wisconsin Energy Corporation	134,343

			1,996,553

Total Value of Common Stocks (cost $95,558,059)			102,850,101

		SHORT-TERM INVESTMENTS—1.0%
		Money Market Fund
$ 1,100	M	First Investors Cash Reserve Fund, .61% (cost $1,100,000)**	1,100,000

Total Value of Investments (cost $96,658,059)		100.0%	103,950,101
Excess of Liabilities Over Other Assets		—	(30,594)

Net Assets		100.0%	$ 103,919,507

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2009 (see Note 3).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$ 102,850,101	$ —	$ —	$ 102,850,101
Money Market Fund	1,100,000	—	—	1,100,000
Total Investments
in Securities	$ 103,950,101	$ —	$ —	$ 103,950,101

See notes to financial statements	9

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 1,001.55	$ 3.08
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,021.72	$ 3.11

*	Expenses are equal to the annualized expense ratio of .62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

10

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2009

Principal			Interest
Amount		Security	Rate	*	Value

		CORPORATE NOTES—56.5%
$ 400	M	Abbott Laboratories, 7/22/09 (a)	0.22%		$ 399,949
250	M	BP Capital Markets PLC, 3/15/10	1.55		255,787
500	M	Coca-Cola Co., 7/13/09 (a)	0.20		499,967
450	M	ConocoPhillips Qatar, 7/15/09 (a)	0.28		449,951
		DuPont (E.I.) de Nemours & Co.:
350	M	10/15/09	1.55		355,548
250	M	10/15/09	1.63		253,740
250	M	Electric Data Systems Corp., 10/15/09	1.41		254,105
		Fannie Mae:
500	M	8/3/09	0.17		499,922
200	M	8/7/09	0.17		199,965
200	M	General Electric Capital Corp., 1/19/10	1.30		206,595
650	M	Hershey Foods Corp., 9/24/09 (a)	0.22		649,662
350	M	International Business Machines Corp., 9/15/09	1.46		351,986
		Johnson & Johnson:
100	M	9/1/09	2.21		100,729
225	M	9/1/09	1.40		226,934
250	M	9/21/09 (a)	0.22		249,875
570	M	Merck & Co., Inc., 7/21/09	0.20		569,937
400	M	Pfizer, Inc., 8/5/09 (a)	0.19		399,926
300	M	Pitney Bowes Credit Corp, 9/15/09	1.27		304,451
450	M	Unilever Capital Corp., 9/15/09 (a)	0.22		449,791
		Wal-Mart Stores, Inc.:
300	M	8/10/09	1.35		301,815
250	M	8/10/09	2.50		251,187

Total Value of Corporate Notes (cost $7,231,822)					7,231,822

		FLOATING RATE NOTES—25.9%
100	M	BP Capital Markets PLC, 3/17/10	0.82		100,261
400	M	Federal Farm Credit Bank, 4/9/10	0.64		400,025
		Freddie Mac:
600	M	9/21/09	0.30		600,025
250	M	10/8/09	0.24		249,881
200	M	1/8/10	0.63		200,052
400	M	Honeywell International, Inc., 7/27/09	1.14		400,070
250	M	IBM International Group Capital, LLC, 7/29/09	1.39		249,869
310	M	Procter & Gamble Co., 3/9/10	0.81		310,578

11

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2009

Principal		Interest
Amount		Security	Rate	*	Value

		FLOATING RATE NOTES (continued)
$ 200	M	Procter & Gamble International Funding SCA, 7/6/09 (b)	1.18%		$200,004
300	M	Toyota Motor Credit Corp., 2/26/10	0.69		299,664
300	M	Walt Disney Co., 9/10/09	0.75		300,034

Total Value of Floating Rate Notes (cost $3,310,463)					3,310,463

		BANKERS’ ACCEPTANCES—8.0%
427	M	Banc of America Funding Corp., NA, 7/13/09	0.84		426,880
600	M	JPMorgan Chase Bank, 7/31/09	0.35		599,825

Total Value of Bankers’ Acceptances (cost $1,026,705)					1,026,705

		MUNICIPAL BONDS—2.0%
260	M	New Jersey State Hwy. Auth. (Garden State Parkway)
		1/1/2010 (cost $264,642)	2.56		264,642

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—2.0%
250	M	Federal Home Loan Bank, 1/6/10 (cost $253,271)	0.93		253,271

		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—3.9%
500	M	U.S. Treasury Bills, 7/30/09 (cost $499,931)	0.17		499,931

Total Value of Investments (cost $12,586,834)**		98.3%			12,586,834
Other Assets, Less Liabilities		1.7			211,346

Net Assets		100.0%			$ 12,798,180

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2009.
**	Aggregate cost for federal income tax purposes is the same.
(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).
(b)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

12

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Notes	$ —	$ 7,231,822	$ —	$ 7,231,822
Floating Rate Notes	—	3,310,463	—	3,310,463
Bankers’ Acceptances	—	1,026,705	—	1,026,705
Municipal Bonds	—	264,642	—	264,642
U.S. Government Agency
Obligations	—	253,271	—	253,271
Short-Term U.S Government
Obligations	—	499,931	—	499,931
Total Investments in
Securities	$ —	$ 12,586,834	$ —	$ 12,586,834

See notes to financial statements	13

Fund Expenses (unaudited)
DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 1,086.57	$ 4.45
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,020.53	$ 4.31

*	Expenses are equal to the annualized expense ratio of .86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

14

Portfolio of Investments
DISCOVERY FUND
June 30, 2009

Shares		Security	Value

		COMMON STOCKS—96.9%
		Consumer Discretionary—11.2%
105,700		American Eagle Outfitters, Inc.	$ 1,497,769
73,800	*	Career Education Corporation	1,836,882
161,700		Foot Locker, Inc.	1,692,999
69,800		Interactive Data Corporation	1,615,172
78,600		PetSmart, Inc.	1,686,756
49,600		Phillips Van-Heusen Corporation	1,423,024
167,500		Regal Entertainment Group – Class “A”	2,226,075

			11,978,677

		Consumer Staples—8.9%
32,175		Church & Dwight Company, Inc.	1,747,424
20,900		Corn Products International, Inc.	559,911
75,100		Flowers Foods, Inc.	1,640,184
82,600	*	Fresh Del Monte Produce, Inc.	1,343,076
49,100		Hormel Foods Corporation	1,695,914
52,000		J. M. Smucker Company	2,530,320

			9,516,829

		Energy—6.3%
42,900	*	Denbury Resources, Inc.	631,917
81,400	*	EXCO Resources, Inc.	1,051,688
58,700	*	Plains Exploration & Production Company	1,606,032
82,100	*	St. Mary Land & Exploration Company	1,713,428
49,100		Whiting Petroleum Corporation	1,726,356

			6,729,421

		Financials—20.4%
8,595	*	Alleghany Corporation	2,329,245
71,100		American Financial Group, Inc.	1,534,338
313,700		Anworth Mortgage Asset Corporation (REIT)	2,261,777
29,800		Arthur J. Gallagher & Company	635,932
331,100		Chimera Investment Corporation (REIT)	1,155,539
29,300		Everest Re Group, Ltd.	2,097,001
145,100	*	EZCORP, Inc. – Class “A”	1,564,178
55,100		Harleysville Group, Inc.	1,554,922
103,600	*	Jefferies Group, Inc.	2,209,788
4,700	*	Markel Corporation	1,323,990

15

Portfolio of Investments (continued)
DISCOVERY FUND
June 30, 2009

Shares		Security	Value

		Financials (continued)
349,000		MFA Financial, Inc. (REIT)	$ 2,415,080
4,783		National Western Life Insurance Company – Class “A”	558,415
49,900	*	Piper Jaffray Companies, Inc.	2,179,133

			21,819,338

		Health Care—13.5%
127,400	*	Endo Pharmaceuticals Holdings, Inc.	2,283,008
51,200	*	Life Technologies Corporation	2,136,064
78,600	*	Lincare Holdings, Inc.	1,848,672
70,000	*	Magellan Health Services, Inc.	2,297,400
46,400	*	MEDNAX, Inc.	1,954,832
98,100		PerkinElmer, Inc.	1,706,940
87,100		STERIS Corporation	2,271,568

			14,498,484

		Industrials—12.1%
22,500	*	Alliant Techsystems, Inc.	1,853,100
45,800		Curtiss-Wright Corporation	1,361,634
87,300	*	EMCOR Group, Inc.	1,756,475
13,900		Parker Hannifin Corporation	597,144
36,500		Pentair, Inc.	935,130
27,100		Precision Castparts Corporation	1,979,113
45,400		Robbins & Myers, Inc.	873,950
46,800		Rockwell Collins, Inc.	1,952,964
83,400		Woodward Governor Company	1,651,320

			12,960,830

		Information Technology—11.8%
78,900	*	Avnet, Inc.	1,659,267
294,300	*	Compuware Corporation	2,018,898
183,000	*	Convergys Corporation	1,698,240
71,100		Fair Isaac Corporation	1,099,206
64,400	*	MICROS Systems, Inc.	1,630,608
134,000	*	QLogic Corporation	1,699,120
53,400	*	Sybase, Inc.	1,673,556
97,300	*	Verigy, Ltd.	1,184,141

			12,663,036

16

Shares or
Principal
Amount			Security	Value

			Materials—7.4%
32,600			AptarGroup, Inc.	$ 1,100,902
85,100		*	Crown Holdings, Inc.	2,054,314
97,300			Innospec, Inc.	1,045,975
51,300		*	OM Group, Inc.	1,488,726
35,600			Royal Gold, Inc.	1,484,520
81,700			Titanium Metals Corporation	750,823

				7,925,260

			Telecommunication Services—3.2%
191,600		*	Premiere Global Services, Inc.	2,076,944
52,775			Telephone & Data Systems, Inc. – Special Shares	1,370,039

				3,446,983

			Utilities—2.1%
79,000			CMS Energy Corporation	954,320
65,800			Portland General Electric Company	1,281,784

				2,236,104

Total Value of Common Stocks (cost $102,365,763)				103,774,962

			SHORT-TERM INVESTMENTS—3.4%
			Money Market Fund
$ 3,680	M		First Investors Cash Reserve Fund, .61% (cost $3,680,000)**	3,680,000

Total Value of Investments (cost $106,045,763)			100.3%	107,454,962
Excess of Liabilities Over Other Assets			(.3)	(295,829)

Net Assets			100.0%	$ 107,159,133

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2009 (see Note 3).

Summary of Abbreviations:
REIT Real Estate Investment Trust

17

Portfolio of Investments (continued)
DISCOVERY FUND
June 30, 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$ 103,774,962	$ —	$ —	$ 103,774,962
Money Market Fund	3,680,000	—	—	3,680,000
Total Investments
in Securities	$ 107,454,962	$ —	$ —	$ 107,454,962

18	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 1,018.47	$ 4.00
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,020.82	$ 4.01

*	Expenses are equal to the annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

19

Portfolio of Investments
GOVERNMENT FUND
June 30, 2009

Principal
Amount		Security	Value

		MORTGAGE-BACKED CERTIFICATES—79.0%
		Fannie Mae—15.2%
$ 1,740	M	5%, 1/1/2035 – 4/1/2039	$ 1,776,693
548	M	5.5%, 6/1/2033 – 7/1/2034	568,994
758	M	6%, 2/1/2036 – 7/1/2037	794,118
373	M	9%, 6/1/2015 – 11/1/2026	409,268
217	M	11%, 10/1/2015	246,212

			3,795,285

		Freddie Mac—10.4%
2,481	M	6%, 8/1/2032 – 12/1/2038	2,600,514

		Government National Mortgage Association I
		Program—53.4%
3,216	M	5%, 3/15/2033 – 4/15/2039	3,294,763
5,887	M	5.5%, 2/15/2033 – 4/15/2039	6,098,680
1,970	M	6%, 11/15/2032 – 3/15/2038	2,065,479
876	M	6.5%, 7/15/2032 – 8/15/2036	947,414
879	M	7%, 1/15/2030 – 10/15/2032	961,518

			13,367,854

Total Value of Mortgage-Backed Certificates (cost $19,321,012)			19,763,653

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—8.1%
1,000	M	Federal Farm Credit Bank, 4.25%, 2016	1,010,446
1,000	M	Tennessee Valley Authority, 4.5%, 2018	1,021,985

Total Value of U.S. Government Agency Obligations (cost $2,028,126)			2,032,431

		U.S. GOVERNMENT FDIC GUARANTEED
		DEBT—4.1%
500	M	Bank of America Corp, 3.125%, 2012	516,036
500	M	JPMorgan Chase & Co., 2.125%, 2012	497,885

Total Value of U.S. Government FDIC Guaranteed Debt (cost $1,009,378)			1,013,921

20

Principal
Amount		Security	Value

		U.S. GOVERNMENT OBLIGATIONS—3.2%
$ 708	M	FDA Queens LP, 6.99%, 2017 (cost $805,087) (a)	$ 804,846

		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—2.0%
500	M	U.S. Treasury Bills, .9295%, 11/19/09 (cost $498,174)	498,174
Total Value of Investments (cost $23,661,777)		96.4%	24,113,025
Other Assets, Less Liabilities		3.6	900,349

Net Assets		100.0%	$ 25,013,374

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Mortgage-Backed	$ —	$ 19,763,653	$ —	$ 19,763,653
Certificates
U.S. Government Agency	—	2,032,431	—	2,032,431
Obligations
U.S. Government FDIC
Guaranteed Debt	—	1,013,921	—	1,013,921
U.S. Government
Obligations	—	804,846	—	804,846
Short-Term U.S. Government
Obligations	—	498,174	—	498,174
Total Investments
in Securities	$ —	$ 24,113,025	$ —	$ 24,113,025

See notes to financial statements	21

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 1,052.26	$ 4.33
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,020.57	$ 4.26

*	Expenses are equal to the annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

22

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2009

Shares		Security	Value

		COMMON STOCKS—99.7%
		Consumer Discretionary—12.9%
45,800	*	Big Lots, Inc.	$ 963,174
32,900		BorgWarner, Inc.	1,122,877
74,069		Brown Shoe Company, Inc.	536,260
59,485		CBS Corporation – Class “B”	411,636
56,761	*	CEC Entertainment, Inc.	1,673,314
42,364		Coach, Inc.	1,138,744
21,570		Genuine Parts Company	723,889
62,200		H&R Block, Inc.	1,071,706
61,000		Home Depot, Inc.	1,441,430
68,300	*	Jack in the Box, Inc.	1,533,335
61,900	*	Lincoln Educational Services Corporation	1,295,567
27,018	*	Luxottica Group SpA (ADR)	561,434
34,000		McDonald’s Corporation	1,954,660
143,800	*	Morgans Hotel Group Company	550,754
28,943		Newell Rubbermaid, Inc.	301,297
15,221		Polo Ralph Lauren Corporation – Class “A”	814,932
72,645	*	Ruby Tuesday, Inc.	483,816
50,237		Staples, Inc.	1,013,280
30,674	*	Steiner Leisure, Ltd.	936,477
200,770		Stewart Enterprises, Inc. – Class “A”	967,711
72,083		Wyndham Worldwide Corporation	873,646

			20,369,939

		Consumer Staples—17.3%
113,200		Altria Group, Inc.	1,855,348
29,700		Avon Products, Inc.	765,666
29,900	*	Chattem, Inc.	2,036,190
25,089		Coca-Cola Company	1,204,021
81,900		CVS Caremark Corporation	2,610,153
61,900	*	Dean Foods Company	1,187,861
31,434		Kraft Foods, Inc. – Class “A”	796,538
54,800		McCormick & Company, Inc.	1,782,644
173,627		Nu Skin Enterprises, Inc. – Class “A”	2,656,493
30,500		PepsiCo, Inc.	1,676,280
67,500		Philip Morris International, Inc.	2,944,350
27,413		Procter & Gamble Company	1,400,804
89,007		Safeway, Inc.	1,813,073

23

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2009

Shares		Security	Value

		Consumer Staples (continued)
3,291		Tootsie Roll Industries, Inc.	$ 74,673
78,000		Walgreen Company	2,293,200
44,564		Wal-Mart Stores, Inc.	2,158,680

			27,255,974

		Energy—7.6%
98,569	*	Cal Dive International, Inc.	850,650
26,818		ConocoPhillips	1,127,965
31,029		ExxonMobil Corporation	2,169,237
23,822		Marathon Oil Corporation	717,757
52,488		Noble Corporation	1,587,762
23,194		Sasol, Ltd. (ADR)	807,615
17,500		Schlumberger, Ltd.	946,925
60,507		Suncor Energy, Inc.	1,835,782
18,400		World Fuel Services Corporation	758,632
33,600		XTO Energy, Inc.	1,281,504

			12,083,829

		Financials—9.0%
15,006		American Express Company	348,739
31,766		Astoria Financial Corporation	272,552
19,428		Bank of America Corporation	256,450
59,900		Brookline Bancorp, Inc.	558,268
19,905		Capital One Financial Corporation	435,521
18,937		Citigroup, Inc.	56,243
29,143		Discover Financial Services	299,299
170,000		Financial Select Sector SPDR Fund (ETF)	2,034,900
53,037		First Mercury Financial Corporation	730,319
16,021		Hartford Financial Services Group, Inc.	190,169
68,700		Hudson City Bancorp, Inc.	913,023
52,656		JPMorgan Chase & Company	1,796,096
26,968		KeyCorp	141,312
48,113		Morgan Stanley	1,371,702
61,000		New York Community Bancorp, Inc.	652,090
89,800		NewAlliance Bancshares, Inc.	1,032,700
60,000		SPDR KWB Regional Banking (ETF)	1,099,800
113,479		Sunstone Hotel Investors, Inc. (REIT)	607,113
29,688		U.S. Bancorp	532,009

24

Shares		Security	Value

		Financials (continued)
8,300		Urstadt Biddle Properties – Class “A” (REIT)	$ 116,864
18,046		Webster Financial Corporation	145,270
25,567		Wells Fargo & Company	620,255

			14,210,694

		Health Care—16.4%
47,500		Abbott Laboratories	2,234,400
14,946	*	Amgen, Inc.	791,241
17,730		Baxter International, Inc.	938,981
30,000		Becton, Dickinson & Company	2,139,300
19,300	*	Cephalon, Inc.	1,093,345
21,800	*	Genzyme Corporation	1,213,606
30,300	*	Gilead Sciences, Inc.	1,419,252
54,375		Johnson & Johnson	3,088,500
14,921	*	Laboratory Corporation of America Holdings	1,011,495
42,432		Medtronic, Inc.	1,480,452
29,043		Merck & Company, Inc.	812,042
51,900		Perrigo Company	1,441,782
128,282		Pfizer, Inc.	1,924,230
76,900	*	PSS World Medical, Inc.	1,423,419
32,453		Sanofi-Aventis (ADR)	957,039
15,000	*	St. Jude Medical, Inc.	616,500
21,643	*	Thermo Fisher Scientific, Inc.	882,385
54,475		Wyeth	2,472,620

			25,940,589

		Industrials—12.7%
23,294		3M Company	1,399,969
63,012	*	AAR Corporation	1,011,343
24,559		Alexander & Baldwin, Inc.	575,663
40,095	*	Altra Holdings, Inc.	300,312
55,200	*	Armstrong World Industries, Inc.	910,248
17,600		Baldor Electric Company	418,704
31,343	*	BE Aerospace, Inc.	450,086
10,800		Burlington Northern Santa Fe Corporation	794,232
54,537		Chicago Bridge & Iron Company NV – NY Shares	676,259
34,000	*	Esterline Technologies Corporation	920,380
67,196		General Electric Company	787,537
15,700		Harsco Corporation	444,310
38,640		Honeywell International, Inc.	1,213,296
36,553		IDEX Corporation	898,107

25

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2009

Shares		Security	Value

		Industrials (continued)
800		IESI-BFC, Ltd.	$ 9,320
18,700		Lockheed Martin Corporation	1,508,155
66,919	*	Mobile Mini, Inc.	981,702
17,618		Northrop Grumman Corporation	804,790
36,762	*	PGT, Inc.	55,511
29,400		Raytheon Company	1,306,242
24,050		Republic Services, Inc.	587,061
93,300		TAL International Group, Inc.	1,016,970
53,900		Textainer Group Holdings, Ltd.	623,623
29,168		Tyco International, Ltd.	757,785
29,900		United Technologies Corporation	1,553,604

			20,005,209

		Information Technology—17.3%
29,800	*	Blackboard, Inc.	860,028
26,700	*	CACI International, Inc. – Class “A”	1,140,357
62,000	*	Cisco Systems, Inc.	1,155,680
107,790	*	EMC Corporation	1,412,049
54,961		Harris Corporation	1,558,694
39,240		Hewlett-Packard Company	1,516,626
58,699		Intel Corporation	971,468
32,529		International Business Machines Corporation	3,396,678
21,000	*	Macrovision Solutions Corporation	458,010
26,900	*	ManTech International Corporation – Class “A”	1,157,776
122,071		Microsoft Corporation	2,901,628
7,325	*	NCI, Inc. – Class “A”	222,827
82,317		Nokia Corporation – Class “A” (ADR)	1,200,182
76,355	*	Parametric Technology Corporation	892,590
48,088		QUALCOMM, Inc.	2,173,578
68,450	*	SRA International, Inc. – Class “A”	1,201,982
128,860	*	Symantec Corporation	2,005,062
112,960	*	TIBCO Software, Inc.	809,923
54,200	*	Websense, Inc.	966,928
60,200		Western Union Company	987,280
18,185		Xilinx, Inc.	372,065

			27,361,411

26

Shares or
Principal
Amount		Security		Value

		Materials—3.4%
7,500		Agrium, Inc.		$ 299,175
65,500		Celanese Corporation – Series “A”		1,555,625
20,870		Freeport-McMoRan Copper & Gold, Inc.		1,045,796
12,200		Praxair, Inc.		867,054
68,320		RPM International, Inc.		959,213
44,964		Temple-Inland, Inc.		589,928

				5,316,791

		Telecommunication Services—2.7%
71,083		AT&T, Inc.		1,765,702
84,000		Verizon Communications, Inc.		2,581,320

				4,347,022

		Utilities—.4%
24,126		Atmos Energy Corporation		604,115

Total Value of Common Stocks (cost $192,414,270)				157,495,573

		SHORT-TERM INVESTMENTS—.1%
		Money Market Fund
$ 100	M	First Investors Cash Reserve Fund, .61% (cost $100,000)**		100,000

Total Value of Investments (cost $192,514,270)			99.8%	157,595,573
Other Assets, Less Liabilities			.2	368,448

Net Assets			100.0%	$ 157,964,021

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
June 30, 2009 (see Note 3).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

27

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$ 157,495,573	$ —	$ —	$ 157,495,573
Money Market Fund	100,000	—	—	100,000
Total Investments in
Securities	$ 157,595,573	$ —	$ —	$ 157,595,573

28	See notes to financial statements

Fund Expenses (unaudited)
HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 1,180.40	$ 4.97
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,020.23	$ 4.61

*	Expenses are equal to the annualized expense ratio of .92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

29

Portfolio of Investments
HIGH YIELD FUND
June 30, 2009

Principal
Amount		Security	Value

		CORPORATE BONDS—95.1%
		Aerospace/Defense—3.3%
$ 725	M	Alliant Techsystems, Inc., 6.75%, 2016	$ 668,813
660	M	DynCorp International, LLC, 9.5%, 2013	636,900
625	M	L-3 Communications Corp., 7.625%, 2012	628,125

			1,933,838

		Automotive—.7%
300	M	Accuride Corp., 8.5%, 2015	61,500
350	M	Goodyear Tire & Rubber Co., 10.5%, 2016	355,250

			416,750

		Building Materials—1.4%
325	M	Building Materials Corp., 7.75%, 2014	290,875
200	M	Interface, Inc., 11.375%, 2013 (a)	208,000
75	M	Masco Corp., 7.125%, 2013	66,648
150	M	Mohawk Industries, Inc., 7.2%, 2012	147,364
100	M	NTK Holdings, Inc., 0%—10.75%, 2014 (b)	8,500
75	M	Owens Corning, Inc., 9%, 2019	72,865

			794,252

		Capital Goods—1.7%
		Belden CDT, Inc.:
850	M	7%, 2017	756,500
275	M	9.25%, 2019 (a)	267,781

			1,024,281

		Chemicals—4.7%
100	M	Ashland, Inc., 9.125%, 2017 (a)	104,250
375	M	Dow Chemical Co., 8.55%, 2019	376,285
		Huntsman, LLC:
250	M	11.625%, 2010	256,875
569	M	11.5%, 2012	578,958
700	M	Newmarket Corp., 7.125%, 2016	633,500
500	M	Terra Capital, Inc., 7%, 2017	459,374
425	M	Westlake Chemical Corp., 6.625%, 2016	374,000

			2,783,242

		Consumer Durables—.4%
250	M	Sealy Mattress Co., 10.875%, 2016 (a)	263,125

30

Principal
Amount		Security	Value

		Consumer Non-Durables—1.2%
$ 477	M	GFSI, Inc., 10.5%, 2011 (a)(c)	$ 360,135
375	M	Levi Strauss & Co., 9.75%, 2015	370,312

			730,447

		Energy—12.9%
725	M	Basic Energy Services, Inc., 7.125%, 2016	580,000
		Berry Petroleum Co.:
200	M	10.25%, 2014	203,000
175	M	8.25%, 2016	150,937
400	M	Calfrac Holdings, LP, 7.75%, 2015 (a)	346,000
		Chesapeake Energy Corp.:
200	M	7.5%, 2014	190,500
500	M	6.375%, 2015	447,500
1,150	M	6.625%, 2016	1,014,875
500	M	Cimarex Energy Co., 7.125%, 2017	442,500
325	M	Complete Production Services, Inc., 8%, 2016	279,500
600	M	Connacher Oil & Gas, Ltd., 10.25%, 2015 (a)	366,000
900	M	Delta Petroleum Corp., 7%, 2015	490,500
400	M	Hilcorp Energy I, LP, 9%, 2016 (a)	350,000
		Linn Energy, LLC:
175	M	11.75%, 2017 (a)	171,063
250	M	9.875%, 2018	221,250
		Mariner Energy, Inc.:
75	M	7.5%, 2013	68,625
400	M	11.75%, 2016	400,000
501	M	National Oilwell Varco, Inc., 6.125%, 2015	477,255
150	M	Pacific Energy Partners, LP, 7.125%, 2014	153,691
125	M	Penn Virginia Corp., 10.375%, 2016	127,812
375	M	Plains Exploration & Production Co., 7.625%, 2018	338,438
175	M	Quicksilver Resources, Inc., 11.75%, 2016	182,000
300	M	Sandridge Energy, Inc., 9.875%, 2016 (a)	291,000
400	M	Stewart & Stevenson, LLC, 10%, 2014	338,000

			7,630,446

31

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2009

Principal
Amount		Security	Value

		Food/Beverage/Tobacco—2.6%
$ 525	M	Constellation Brands, Inc., 7.25%, 2016	$ 488,250
550	M	JBS USA, LLC, 11.625%, 2014 (a)	522,500
		Land O’Lakes, Inc.:
200	M	9%, 2010	203,000
42	M	8.75%, 2011	42,315
300	M	Smithfield Foods, Inc., 10%, 2014 (a)	297,750

			1,553,815

		Food/Drug—1.4%
825	M	Ingles Markets, Inc., 8.875%, 2017 (a)	814,687

		Forest Products/Containers—3.6%
150	M	Crown Americas, LLC, 7.625%, 2017 (a)	145,500
275	M	Domtar Corp., 10.75%, 2017	265,375
50	M	Graphic Packaging International Inc., 9.5%, 2017 (a)	49,500
200	M	Owens-Brockway Glass Container, Inc., 7.375%, 2016 (a)	195,000
500	M	Packaging Dynamics Finance Corp., 10%, 2016 (a)	167,500
600	M	Sappi Papier Holding, AG, 6.75%, 2012 (a)	402,482
275	M	Solo Cup Co., 10.5%, 2013 (a)	277,063
500	M	Tekni-Plex, Inc., 8.75%, 2013 (d)	293,124
		Verso Paper Holdings, LLC:
475	M	4.778%, 2014 (c)	225,625
125	M	11.5%, 2014 (a)	115,000

			2,136,169

		Gaming/Leisure—6.2%
150	M	Ameristar Casinos, Inc., 9.25%, 2014 (a)	153,750
50	M	Host Hotels & Resorts, LP, 9%, 2017 (a)	47,875
280	M	Isle of Capri Casinos, Inc., 7%, 2014	226,800
200	M	Las Vegas Sands Corp., 6.375%, 2015	149,000
390	M	Mandalay Resort Group, 6.375%, 2011	292,500
		MGM Mirage, Inc.:
260	M	6.625%, 2015	170,950
200	M	11.125%, 2017 (a)	213,000
300	M	Pinnacle Entertainment, Inc., 7.5%, 2015	258,000
175	M	Scientific Games International , Inc., 9.25%, 2019 (a)	175,875

32

Principal
Amount		Security	Value

		Gaming/Leisure (continued)
		Speedway Motorsports, Inc.:
$ 1,055	M	6.75%, 2013	$ 1,018,075
175	M	8.75%, 2016 (a)	178,062
800	M	Universal City Development Partners, Ltd., 11.75%, 2010	764,000

			3,647,887

		Health Care—11.3%
		Alliance Imaging, Inc.:
100	M	7.25%, 2012	97,500
450	M	7.25%, 2012	438,750
275	M	Biomet, Inc., 11.625%, 2017	270,875
925	M	Community Health Systems, Inc., 8.875%, 2015	911,125
500	M	Cooper Companies, Inc., 7.125%, 2015	468,750
900	M	DaVita, Inc., 7.25%, 2015	850,500
520	M	Fisher Scientific International, Inc., 6.125%, 2015	522,596
600	M	Genesis Health Ventures, Inc., 9.75%, 2011 (e)(f)	375
800	M	HCA, Inc., 6.75%, 2013	708,000
1,000	M	Omnicare, Inc., 6.875%, 2015	907,500
343	M	Res-Care, Inc., 7.75%, 2013	322,420
		Tenet Healthcare Corp.:
550	M	7.375%, 2013	497,750
250	M	9.25%, 2015	230,000
600	M	Universal Hospital Services, Inc., 4.635%, 2015 (c)	486,000

			6,712,141

		Information Technology—1.0%
		Sanmina – SCI Corp.:
125	M	3.38%, 2014 (a)(c)	103,125
200	M	8.125%, 2016	146,750
225	M	Seagate Technology HDD Holdings, 6.8%, 2016	194,063
150	M	Seagate Technology International, Inc., 10%, 2014 (a)	155,438

			599,376

		Manufacturing—1.3%
250	M	ESCO Corp., 8.625%, 2013 (a)	217,500
		Terex Corp.:
175	M	10.875%, 2016	175,875
500	M	8%, 2017	386,875

			780,250

33

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2009

Principal
Amount		Security	Value

		Media-Broadcasting—3.1%
$ 1,250	M	Block Communications, Inc., 8.25%, 2015 (a)	$ 1,100,000
600	M	LBI Media, Inc., 8.5%, 2017 (a)	318,750
320	M	Nexstar Finance Holdings, LLC, 11.375%, 2013	117,449
		Univision Communications, Inc.:
200	M	7.85%, 2011	198,000
75	M	12%, 2014 (a)	74,063
		Young Broadcasting, Inc.:
476	M	10%, 2011 (d)(e)	1,190
600	M	8.75%, 2014 (e)	1,500

			1,810,952

		Media-Cable TV—7.4%
850	M	Atlantic Broadband Finance, LLC, 9.375%, 2014	731,000
1,000	M	Cablevision Systems Corp., 8%, 2012	995,000
		Charter Communications Holdings, LLC:
250	M	11.75%, 2011 (e)	2,000
1,281	M	10%, 2015 (e)	7,046
125	M	CSC Holdings, Inc., 8.5%, 2014 (a)	124,531
1,060	M	Echostar DBS Corp., 6.375%, 2011	1,030,850
1,000	M	Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011	980,000
300	M	Quebecor Media, Inc., 7.75%, 2016	273,375
50	M	UPC Holding BV, 9.875%, 2018 (a)	47,813
200	M	Virgin Media Finance PLC, 9.5%, 2016	198,000

			4,389,615

		Media-Diversified—1.1%
550	M	Cenveo, Inc., 7.875%, 2013	387,750
100	M	Deluxe Corp., 7.375%, 2015	80,500
150	M	Interpublic Group of Cos., Inc., 10%, 2017 (a)	151,875
		MediaNews Group, Inc.:
375	M	6.875%, 2013 (e)	1,913
400	M	6.375%, 2014 (e)	2,040
50	M	WMG Acquisition Corp., 9.5%, 2016 (a)	50,000

			674,078

		Metals/Mining—5.6%
100	M	AK Steel Corp., 7.75%, 2012	97,500
50	M	Arch Western Finance, LLC, 6.75%, 2013	45,875
800	M	Massey Energy Co., 6.875%, 2013	736,000
250	M	Metals USA, Inc., 11.125%, 2015	206,563

34

Principal
Amount		Security	Value

		Metals/Mining (continued)
$ 225	M	Novelis, Inc., 7.25%, 2015	$ 172,125
830	M	Russell Metals, Inc., 6.375%, 2014	677,488
		Teck Resources, Ltd.:
275	M	9.75%, 2014 (a)	284,899
400	M	10.25%, 2016 (a)	419,515
200	M	10.75%, 2019 (a)	215,331
350	M	United States Steel Corp., 5.65%, 2013	315,275
200	M	Vedanta Resources PLC, 9.5%, 2018 (a)	167,000

			3,337,571

		Real Estate Investment Trusts—1.5%
		Developers Diversified Realty Corp.:
435	M	4.625%, 2010	393,401
55	M	5.5%, 2015	35,115
		HRPT Properties Trust:
50	M	6.25%, 2016	40,495
275	M	6.25%, 2017	221,798
225	M	ProLogis, 5.5%, 2012	207,262

			898,071

		Retail-General Merchandise—3.4%
500	M	GameStop Corp., 8%, 2012	506,250
400	M	HSN, Inc., 11.25%, 2016 (a)	370,500
275	M	Landry’s Restaurants, Inc., 14%, 2011 (a)	262,625
475	M	Wendy’s/Arby’s Restaurants, Inc., 10%, 2016 (a)	456,594
475	M	Yankee Acquisition Corp., 8.5%, 2015	402,563

			1,998,532

		Services—2.4%
550	M	Ashtead Capital, Inc., 9%, 2016 (a)	468,875
250	M	Hertz Corp., 10.5%, 2016	223,750
400	M	Kar Holdings, Inc., 8.75%, 2014	345,000
75	M	Iron Mountain, Inc., 8%, 2020	70,125
323	M	United Rentals, Inc., 6.5%, 2012	314,925

			1,422,675

35

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2009

Principal
Shares		Security	Value

		Telecommunications—7.7%
$ 750	M	Citizens Communications Co., 7.125%, 2019	$ 643,125
		Cricket Communications Inc.:
125	M	9.375%, 2014	123,750
125	M	7.75%, 2016 (a)	120,938
100	M	Intelsat Corp., 9.25%, 2014 (a)	97,250
100	M	Intelsat Jackson Holdings, Ltd., 9.5%, 2016 (a)	101,000
400	M	Intelsat Subsidiary Holding Co., Ltd., 8.5%, 2013	386,000
500	M	Metro PCS Wireless, Inc., 9.25%, 2014 (a)	497,500
1,000	M	Nextel Communications, Inc., 5.95%, 2014	792,500
800	M	Rogers Wireless, Inc., 6.375%, 2014	858,362
500	M	Qwest Communications International, Inc., 7.5%, 2014	458,750
500	M	Windstream Corp., 8.625%, 2016	481,250

			4,560,425

		Utilities—4.3%
25	M	AES Corp., 9.375%, 2010	25,375
350	M	Calpine Construction Finance Co., LP, 8%, 2016 (a)	336,875
125	M	CMS Energy Corp., 8.75%, 2019	127,090
750	M	Dynegy Holdings, Inc., 7.75%, 2019	587,813
325	M	Edison Mission Energy, 7.5%, 2013	292,500
400	M	Energy Future Holdings Corp., 10.875%, 2017	294,000
		NRG Energy, Inc.:
625	M	7.375%, 2017	590,625
325	M	8.5%, 2019	316,469

			2,570,747

		Waste Management—4.9%
		Allied Waste NA, Inc.:
200	M	7.875%, 2013	204,165
1,000	M	7.375%, 2014	1,021,017
750	M	6.875%, 2017	743,618
1,000	M	Waste Services, Inc., 9.5%, 2014	947,500

			2,916,300

Total Value of Corporate Bonds (cost $64,760,472)			56,399,672

36

Principal
Amount or
Shares or
Warrants			Security	Value

			AUCTION RATE SECURITIES(g)—1.2%
$ 475	M		New York State Thruway Auth. Svc. Contract Rev., .562%, 2021 (f)	$ 423,757
350	M		Winter Park, FL Elec. Rev., .541%, 2034 (f)	269,556

Total Value of Auction Rate Securities (cost $825,000)				693,313

			COMMON STOCKS—.8%
			Consumer Staples—.4%
8,646			Time Warner Cable, Inc.	273,819

			Media-Broadcasting—.1%
32,500			Sinclair Broadcasting Group, Inc.	63,050

			Media-Diversified—.0%
2,500		*	MediaNews Group, Inc. – Class “A” (f)	25

			Telecommunications—.3%
25,000			Frontier Communications Corporation	178,500
3		*	Viatel Holding (Bermuda), Ltd. (f)	—
5,970		*	World Access, Inc.	10

				178,510

Total Value of Common Stocks (cost $1,843,461)				515,404

			WARRANTS—.0%
			Telecommunication Services
250		*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587) (a)(f)	—

			SHORT-TERM INVESTMENTS—2.2%
			Money Market Fund
1,307	M		First Investors Cash Reserve Fund, .61% (cost $1,307,000) (h)	1,307,000

			REPURCHASE AGREEMENT(i)—.5%
306	M		Barclays Bank PLC, .01% dated 6/30/09, to be repurchased
			at $306,000 on 7/1/09 (collateralized by U.S. Treasury Inflation
			Indexed Bonds, 2.5%, 1/15/29, valued at $318,106)
			(cost $306,000)	306,000

Total Value of Investments (cost $69,064,520)			99.8%	59,221,389
Other Assets, Less Liabilities			.2	100,042

Net Assets			100.0%	$ 59,321,431

37

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2009

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).
(b)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).
(c)	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect on June 30, 2009.
(d)	Loaned security; a portion or all of the security is on loan as of June 30, 2009 (see Note 1G).
(e)	In default as to principal and/or interest payment.
(f)	Securities valued at fair value (see Note 1A).
(g)	The interest rates shown are the rates that were in effect on June 30, 2009. While interest rates on auction rate securities are normally determined and reset periodically by the issuer, the auctions on these securites have failed. Therefore, the rates are those that are stipulated under the auction procedures when there are no sufficient clearing bids on an auction date.
(h)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management
Company, Inc. Rate shown is the 7-day yieldat June 30, 2009 (see Note 3).
(i)	Collateral for securities on loan.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds	$ —	$ 56,399,297	$ 375	$ 56,399,672
Auction Rate Securities	—	—	693,313	693,313
Common Stocks	515,379	—	25	515,404
Warrants	—	—	—	—
Money Market Fund	1,307,000	—	—	1,307,000
Repurchase Agreements	—	306,000	—	306,000
Total Investments
in Securities	$ 1,822,379	$ 56,705,297	$ 693,713	$ 59,221,389

38

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Corporate Bonds
Balance, December 31, 2008	$ 688
Net purchases (sales)	(14)
Change in unrealized appreciation (depreciation)	378,034
Realized gain (loss)	(378,333)
Transfer in and/or out of Level 3	—
Balance, June 30, 2009	$ 375

Investments in
Auction Rate
Securities
Balance, December 31, 2008	$ —
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfer in and/or out of Level 3	693,313
Balance, June 30, 2009	$ 693,313

Investments in
Common Stocks

Balance, December 31, 2008	$ 36
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	(11)
Realized gain (loss)	—
Transfer in and/or out of Level 3	—
Balance, June 30, 2009	$ 25

See notes to financial statements	39

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 1,030.61	$ 5.19
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,019.68	$ 5.16

*	Expenses are equal to the annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

40

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2009

Shares		Security	Value

		COMMON STOCKS—97.4%
		United Kingdom—24.3%
81,041		BG Group PLC	$ 1,358,647
165,550		British American Tobacco PLC	4,561,199
146,573		Cadbury PLC	1,250,367
54,561		Capita Group PLC	642,005
75,155		De La Rue PLC	1,127,535
110,055		Diageo PLC	1,579,542
143,475		Imperial Tobacco Group PLC	3,728,526
61,688		Reckitt Benckiser Group PLC	2,810,003
58,911		Scottish and Southern Energy PLC	1,105,030
474,271		Tesco PLC	2,761,803

			20,924,657

		India—14.3%
12,393		Bharat Heavy Electricals, Ltd.	570,187
69,467	*	Bharti Airtel, Ltd.	1,163,197
196,049		Cipla, Ltd.	1,036,823
91,400		HDFC Bank, Ltd.	2,848,845
338,122		Hindustan Unilever, Ltd.	1,888,062
66,967		Housing Development Finance Corporation, Ltd.	3,277,755
266,914		ITC, Ltd.	1,062,809
11,698		Nestle India, Ltd.	488,774

			12,336,452

		Switzerland—11.2%
245		Lindt & Spruengli AG	457,312
87,060		Nestle SA – Registered	3,275,707
40,472		Novartis AG – Registered	1,638,901
21,873		Roche Holding AG – Genusscheine	2,970,569
13,598		Synthes, Inc.	1,311,600

			9,654,089

		Spain—5.9%
153,160		Enagas	3,010,825
46,000		Red Electrica Corporacion SA	2,078,239

			5,089,064

41

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2009

Shares		Security	Value

		France—5.7%
8,872		Air Liquide SA	$ 810,245
35,522		Essilor International SA	1,693,042
44,827		Total SA	2,419,478

			4,922,765

		Brazil—5.3%
103,200	*	Companhia Brasileira de Meios de Pagamento SA	887,295
50,700		CPFL Energia SA	821,372
88,300		Redecard SA	1,351,669
53,308		Souza Cruz SA	1,526,777

			4,587,113

		United States—5.2%
101,530		Philip Morris International, Inc.	4,428,739

		Australia—5.1%
123,401		Coca-Cola Amatil, Ltd.	858,967
82,332		QBE Insurance Group, Ltd.	1,324,575
104,872		Woolworths, Ltd.	2,234,909

			4,418,451

		Japan—5.1%
16,000		East Japan Railway Company	963,466
5,600		Nintendo Company, Ltd.	1,545,608
22,900		Secom Company, Ltd.	930,383
25,100		Shimano, Inc.	959,932

			4,399,389

		Netherlands—3.3%
32,377		Core Laboratories NV	2,821,656

		Germany—3.2%
10,227		Deutsche Boerse AG	792,552
18,211		Fresenius Medical Care AG & Company	815,860
13,979		RWE AG	1,103,905

			2,712,317

		Denmark—3.0%
47,659		Novo Nordisk A/S – Series “B”	2,576,308

42

Shares or
Principal
Amount		Security		Value

		Canada—2.8%
15,521		Canadian Natural Resources, Ltd.		$ 818,583
36,234		Shoppers Drug Mart Corporation		1,559,683

				2,378,266

		Ireland—1.4%
32,719		Covidien PLC		1,224,999

		Italy—1.2%
313,400		Terna-Rete Elettrica Nationale SpA		1,044,022

		Belgium—.4%
1,469		Colruyt SA		335,034

Total Value of Common Stocks (cost $83,151,953)				83,853,321

		PREFERRED STOCKS—3.0%
		Brazil
76,953		AES Tiete SA		804,162
13,400		Companhia de Bebidas das Americas (ADR)		868,722
70,205		Companhia Energetica de Minas Gerais		942,133

Total Value of Preferred Stocks (cost $2,401,062)				2,615,017

		SHORT-TERM INVESTMENTS—.4%
		Money Market Fund
$ 320	M	First Investors Cash Reserve Fund, .61% (cost $320,000)**		320,000

Total Value of Investments (cost $85,873,015)			100.8%	86,788,338
Excess of Liabilities Over Other Assets			(.8)	(714,434)

Net Assets			100.0%	$ 86,073,904

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2009 (see Note 3).
Summary of Abbreviations:
	ADR	American Depositary Receipts

43

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$ 83,853,321	$ —	$ —	$ 83,853,321
Preferred Stocks	2,615,017			2,615,017
Money Market Fund	320,000	—	—	320,000
Total Investments
in Securities	$ 86,788,338	$ —	$ —	$ 86,788,338
Other Financial
Instruments*	$ —	$ (1,323,192)	$ —	$ (1,323,192)

* Other financial instruments include forward currency contracts and foreign exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

44	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 1,106.56	$ 3.97
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,021.02	$ 3.81

*	Expenses are equal to the annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

45

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2009

Principal
Amount		Security	Value

		CORPORATE BONDS—84.8%
		Aerospace/Defense—.6%
$ 200	M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	$ 201,246

		Automotive—2.9%
1,000	M	Daimler Finance NA, LLC, 6.5%, 2013	1,017,491

		Chemicals—1.4%
300	M	Cabot Corp., 5.25%, 2013 (a)	290,546
200	M	Yara International ASA, 7.875%, 2019 (a)	208,782

			499,328

		Consumer Durables—.9%
350	M	Black & Decker Corp., 5.75%, 2016	329,836

		Consumer Non—Durables—.9%
300	M	Newell Rubbermaid, Inc., 6.75%, 2012	304,853

		Energy—14.7%
600	M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	614,597
100	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019 (a)	104,499
150	M	Kinder Morgan Finance Co., 5.35%, 2011	147,750
200	M	Nabors Industries, Inc., 6.15%, 2018	192,307
		Nexen, Inc.:
300	M	5.05%, 2013	302,521
408	M	7.875%, 2032	443,909
200	M	6.4%, 2037	184,259
300	M	Northern Border Partners, LP, 7.1%, 2011	317,082
		Pacific Energy Partners, LP:
269	M	7.125%, 2014	275,620
340	M	6.25%, 2015	326,533
100	M	Plains All American Pipeline, LP, 8.75%, 2019	113,667
800	M	Rockies Express Pipeline, LLC, 6.25%, 2013 (a)	806,048
700	M	Spectra Energy Capital, LLC, 6.2%, 2018	688,576
489	M	Suncor Energy, Inc., 6.85%, 2039	482,346
100	M	Valero Energy Corp., 10.5%, 2039	122,998

			5,122,712

		Financial Services—8.8%
375	M	Amvescap PLC, 5.375%, 2013	328,148
100	M	Bank of America Corp., 5.65%, 2018	88,511
		Citigroup, Inc.:
300	M	5.5%, 2013	281,407
600	M	6.125%, 2017	526,883

46

Principal
Amount		Security	Value

		Financial Services (continued)
$ 650	M	CoBank, ACB, 7.875%, 2018 (a)	$ 623,548
200	M	Compass Bank, 6.4%, 2017	176,985
300	M	Hibernia Corp., 5.35%, 2014	247,015
500	M	Royal Bank of Scotland Group PLC, 5%, 2014	400,142
400	M	SunTrust Bank, Inc., 7.25%, 2018	393,736

			3,066,375

		Financials—9.8%
200	M	American Express Co., 7%, 2018	194,518
		American General Finance Corp.:
125	M	8.125%, 2009	122,433
200	M	6.9%, 2017	108,439
355	M	ERAC USA Finance Co., 8%, 2011 (a)	353,312
252	M	Ford Motor Credit Co., 9.75%, 2010	241,455
100	M	General Electric Capital Corp., 5.9%, 2014	102,172
400	M	Goldman Sachs Group, Inc., 6.75%, 2037	356,640
800	M	Merrill Lynch & Co., 5.45%, 2013	779,260
900	M	Morgan Stanley, 6.625%, 2018	898,686
300	M	UBS AG, 5.875%, 2016	260,037

			3,416,952

		Food/Beverage/Tobacco—4.5%
400	M	Altria Group, Inc., 10.2%, 2039	473,871
350	M	Bunge Limited Finance Corp., 5.875%, 2013	348,677
200	M	Cargill, Inc., 6%, 2017 (a)	199,399
130	M	ConAgra Foods, Inc., 5.875%, 2014	137,966
400	M	Philip Morris International, Inc., 5.65%, 2018	420,007

			1,579,920

		Food/Drug—.9%
300	M	Kroger Co., 6.75%, 2012	324,553

		Forest Products/Containers—.4%
150	M	International Paper Co., 9.375%, 2019	153,148

		Health Care—1.2%
200	M	Novartis, 5.125%, 2019	205,004
100	M	Pfizer, Inc., 6.2%, 2019	109,564
100	M	Roche Holdings, Inc., 6%, 2019	106,825

			421,393

47

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2009

Principal
Amount		Security	Value

		Industrials—1.4%
		Harley—Davidson Funding Corp.:
$ 200	M	5%, 2010 (a)	$ 197,060
310	M	6.8%, 2018 (a)	269,391

			466,451

		Information Technology—1.4%
100	M	Dell, Inc., 5.875%, 2019	102,262
100	M	Pitney Bowes, Inc., 5%, 2015	103,849
250	M	Xerox Corp., 6.875%, 2011	258,876

			464,987

		Manufacturing—1.0%
250	M	Briggs & Stratton Corp., 8.875%, 2011	255,313
100	M	Crane Co., 6.55%, 2036	86,589

			341,902

		Media—Broadcasting—5.4%
710	M	British Sky Broadcasting Group PLC, 9.5%, 2018 (a)	849,974
250	M	Comcast Cable Communications, Inc., 7.125%, 2013	275,239
		Cox Communications, Inc.:
300	M	4.625%, 2013	295,421
400	M	8.375%, 2039 (a)	447,303

			1,867,937

		Media—Diversified—10.6%
400	M	Dun & Bradstreet Corp., 6%, 2013	401,338
		McGraw—Hill Cos., Inc.:
200	M	5.9%, 2017	191,780
200	M	6.55%, 2037	183,564
800	M	News America, Inc., 5.3%, 2014	806,662
500	M	Thomson Reuters Corp., 5.95%, 2013	511,942
		Time Warner Cable, Inc.:
570	M	6.2%, 2013	601,106
300	M	6.75%, 2018	312,996
450	M	Time Warner, Inc., 6.875%, 2012	481,694
200	M	Walt Disney Co., 4.5%, 2013	208,701

			3,699,783

		Real Estate Investment Trusts—.5%
185	M	Duke Realty, LP, 7.75%, 2009	185,470

48

Principal
Amount		Security	Value

		Telecommunications—4.8%
$250	M	AT&T, Inc., 5.8%, 2019	$ 254,292
900	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013	944,897
250	M	GTE Corp., 6.84%, 2018	260,741
200	M	Verizon Wireless Capital, LLC, 5.55%, 2014 (a)	212,540

			1,672,470

		Transportation—.6%
200	M	GATX Corp., 8.75%, 2014	210,469

		Utilities—11.2%
200	M	DCP Midstream, LLC, 9.75%, 2019 (a)	223,306
750	M	E. ON International Finance BV, 5.8%, 2018 (a)	781,654
300	M	Electricite de France SA, 6.95%, 2039 (a)	337,938
100	M	Enbridge Energy Partners LP, 7.5%, 2038	100,715
200	M	Energy Transfer Partners LP, 8.5%, 2014	224,553
400	M	Entergy Gulf States, Inc., 5.25%, 2015	382,180
218	M	Great River Energy Co., 5.829%, 2017 (a)	210,344
500	M	Maritimes & Northeast Pipeline, LLC, 7.5%, 2014 (a)	499,539
200	M	NiSource Finance Corp., 7.875%, 2010	206,644
100	M	OGE Energy Corp., 5%, 2014	95,322
305	M	Public Service Electric & Gas Co., 6.75%, 2016	339,678
425	M	Trans—Canada Pipelines, Ltd., 7.625%, 2039	497,614

			3,899,487

		Waste Management—.9%
		Allied Waste NA, Inc.:
100	M	5.75%, 2011	100,789
100	M	7.25%, 2015	101,618
100	M	7.125%, 2016	100,635

			303,042

Total Value of Corporate Bonds (cost $28,815,733)			29,549,805

U.S. GOVERNMENT AGENCY OBLIGATIONS—4.1%
500	M	Fannie Mae, 4.02%, 2015	511,575
925	M	Federal Farm Credit Bank, 5.37%, 2018	925,960

Total Value of U.S. Government Agency Obligations (cost $1,408,268)			1,437,535

		FLOATING RATE NOTES(b)—3.9%
		Financial Services—1.4%
600	M	Wachovia Bank, .959%, 2016	474,428

49

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2009

Principal
Amount		Security	Value

		Financials—2.5%
$ 200	M	General Electric Capital Corp., 1.396%, 2026	$ 132,400
500	M	Goldman Sachs Group, Inc., 1.501%, 2015	431,078
200	M	HSBC Finance Corp., 1.098%, 2016	153,108
200	M	Morgan Stanley, 1.611%, 2015	171,646

			888,232

Total Value of Floating Rate Notes (cost $1,070,021)			1,362,660

		MORTGAGE-BACKED CERTIFICATES—3.1%
		Fannie Mae—1.7%
190	M	5.5%, 10/1/2038	196,590
388	M	6%, 11/1/2038	406,240

			602,830

		Freddie Mac—1.4%
480	M	5%, 4/1/2035	490,085

Total Value of Mortgage—Backed Certificates (cost $1,086,141)			1,092,915

		U.S. GOVERNMENT OBLIGATIONS—.7%
227	M	FDA Queens, LP, 6.99%, 2017 (cost $243,240) (a)	257,551

		PASS THROUGH CERTIFICATES—.1%
		Transportation
47	M	American Airlines, Inc., 7.377%, 2019 (cost $45,759)	24,896

		SHORT-TERM INVESTMENTS—1.6%
		Money Market Fund
550	M	First Investors Cash Reserve Fund, .61% (cost $ 550,000) (c)	550,000

Total Value of Investments (cost $33,219,162)		98.3%	34,275,362
Other Assets, Less Liabilities		1.7	588,761

Net Assets		100.0%	$ 34,864,123

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).
(b)	Interest Rates on floating rate notes are determined and reset periodically and are the rates in effect on June 30, 2009.
(c)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7—day yield at June 30, 2009 (see Note 3).

50

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds	$ —	$ 29,549,805	$ —	$ 29,549,805
U.S. Government Agency
Obligations	—	1,437,535	—	1,437,535
Floating Rate Notes	—	1,362,660	—	1,362,660
Mortgage-Backed Certificates	—	1,092,915	—	1,092,915
U.S. Government Obligations	—	257,551	—	257,551
Pass Through Certificates	—	24,896	—	24,896
Money Market Fund	550,000	—	—	550,000
Total Investments
in Securities	$ 550,000	$ 33,725,362	$ —	$ 34,275,362

See notes to financial statements	51

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 957.10	$ 5.24
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,019.43	$ 5.41

*	Expenses are equal to the annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

52

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2009

Shares		Security	Value

		COMMON STOCKS—96.1%
		Consumer Discretionary—16.5%
2,800	*	Apollo Group, Inc. – Class “A”	$ 199,136
1,400	*	AutoZone, Inc.	211,554
6,800		Family Dollar Stores, Inc.	192,440
8,800		Home Depot, Inc.	207,944
3,700		McDonald’s Corporation	212,713
5,700		Ross Stores, Inc.	220,020
930		Strayer Education, Inc.	202,842

			1,446,649

		Consumer Staples—12.1%
6,300	*	BJ’s Wholesale Club, Inc.	203,049
4,200		Church & Dwight Company, Inc.	228,102
3,265		Colgate-Palmolive Company	230,966
10,100	*	Dean Foods Company	193,819
4,300		Wal-Mart Stores, Inc.	208,292

			1,064,228

		Energy—6.8%
4,600		ConocoPhillips	193,476
7,800	*	Dresser-Rand Group, Inc.	203,580
2,900		ExxonMobil Corporation	202,739

			599,795

		Financials—7.3%
1,600		Goldman Sachs Group, Inc.	235,904
5,775		JPMorgan Chase & Company	196,985
11,700	*	TD Ameritrade Holding Corporation	205,218

			638,107

		Health Care—16.8%
3,415		Becton, Dickinson & Company	243,524
4,020	*	Biogen IDEC, Inc.	181,503
9,200		Bristol-Myers Squibb Company	186,852
3,700	*	Express Scripts, Inc.	254,375
4,500	*	Gen-Probe, Inc.	193,410
8,800		Omnicare, Inc.	226,688
5,400	*	Varian Medical Systems, Inc.	189,756

			1,476,108

53

Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2009

Shares		Security		Value
		Industrials—6.7%
5,500		Joy Global, Inc.		$ 196,460
2,800		L-3 Communications Holdings, Inc.		194,264
4,400		Raytheon Company		195,492

				586,216

		Information Technology—27.7%
4,585	*	Affiliated Computer Services, Inc. – Class “A”		203,666
1,700	*	Apple, Inc.		242,131
6,600	*	BMC Software, Inc.		223,014
11,000	*	Cisco Systems, Inc.		205,040
7,900	*	CommScope, Inc.		207,454
6,100		Hewlett-Packard Company		235,765
13,100		Intel Corporation		216,805
2,100		International Business Machines Corporation		219,282
5,650	*	McAfee, Inc.		238,373
11,035	*	Red Hat, Inc.		222,135
12,200	*	SAIC, Inc.		226,310

				2,439,975

		Materials—2.2%
8,900	*	Pactiv Corporation		193,397

Total Value of Common Stocks (cost $8,522,465)			96.1%	8,444,475
Other Assets, Less Liabilities			3.9	343,847

Net Assets			100.0%	$ 8,788,322

*	Non-income producing

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$ 8,444,475	$ —	$ —	$ 8,444,475

54	See notes to financial statements

Fund Expenses (unaudited)
TARGET MATURITY 2010 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 992.52	$ 4.00
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,020.77	$ 4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

 Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

55

Portfolio of Investments (continued) ontinued)
TARGET MATURITY 2010 FUND
June 30, 2009

Principal		Effective
Amount		Security		Yield	†	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATION—70.4%
		Agency For International Development – Israel:
$ 1,303	M	8/15/2010		1.12%		$ 1,286,784
495	M	9/15/2010		1.20		487,873
		Fannie Mae:
1,260	M	8/7/2010		1.24		1,242,965
800	M	12/15/2010		1.61		781,475
1,100	M	Freddie Mac, 9/15/2010		1.43		1,081,251
500	M	Government Trust Certificate – Israel Trust, 11/15/2010		1.63		488,992
2,031	M	Government Trust Certificate – Turkey Trust, 11/15/2010		1.63		1,986,283
1,250	M	Tennessee Valley Authority, 11/1/2010		1.41		1,226,810

Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $8,089,847)						8,582,433

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS—29.2%
3,600	M	U.S. Treasury Strips, 11/15/2010 (cost $3,283,836)		0.77		3,562,283

Total Value of Investments (cost $11,373,683)		99.6	.%			12,144,716
Other Assets, Less Liabilities		.4				52,128

Net Assets		100.0%				$ 12,196,844

†	The effective yields shown for the zero coupon obligations are the effective yields at
June 30, 2009.

56

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
U.S. Government Agency Zero
Coupon Obligations	$ —	$ 8,582,433	$ —	$ 8,582,433
U.S. Government Zero Coupon
Obligations	—	3,562,283	—	3,562,283
Total Investments
in Securities	$ —	$ 12,144,716	$ —	$ 12,144,716

See notes to financial statements	57

Fund Expenses (unaudited)
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Examples
Actual	$ 1,000.00	$ 954.38	$ 3.44
Hypothetical
(5% annual return before expenses)	$ 1,000.00	$ 1,021.27	$ 3.56

*	Expenses are equal to the annualized expense ratio of .71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

58

Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2009

Principal			Effective
Amount		Security	Yield	†	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS—51.8%
		Agency For International Development – Israel:
$ 698	M	9/15/2015	3.76%		$ 554,024
2,784	M	11/15/2015	3.85		2,182,731
		Fannie Mae:
243	M	8/12/2015	3.88		192,062
600	M	9/23/2015	3.99		469,124
4,643	M	11/15/2015	4.07		3,590,539
650	M	Federal Judiciary Office Building, 2/15/2015	3.83		525,233
		Freddie Mac:
550	M	3/15/2015	3.84		442,720
930	M	9/15/2015	3.97		728,763
830	M	9/15/2015	3.97		650,427
210	M	Government Trust Certificate – Turkey Trust, 5/15/2015	3.91		167,240
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	3.44		165,129
3,957	M	Resolution Funding Corporation 10/15/2015	3.55		3,170,380
2,000	M	Tennessee Valley Authority, 11/1/2015	3.89		1,566,718

Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $13,100,043)					14,405,090

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS—47.3%
16,125	M	U.S. Treasury Strips, 11/15/2015 (cost $11,546,410)	3.22		13,157,710

Total Value of Investments (cost $24,646,453)		99.1%			27,562,800
Other Assets, Less Liabilities		.9			246,060

Net Assets		100.0%			$ 27,808,860

†	The effective yields shown for the zero coupon obligations are the effective yields at
June 30, 2009.

59

Portfolio of Investments (continued) ontinued)
TARGET MATURITY 2015 FUND
June 30, 2009

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
U.S. Government Agency Zero
Coupon Obligations	$ —	$ 14,405,090	$ —	$ 14,405,090
U.S. Government Zero Coupon
Obligations	—	13,157,710	—	13,157,710
Total Investments
in Securities	$ —	$ 27,562,800	$ —	$27,562,800

60	See notes to financial statements

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)
Expense Examples
Actual	$ 1,000.00	$ 999.89	4.41
Hypothetical
(5% annual return before expenses)	$ 1,000.00	1,020.38	4.46

*	Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

61

Portfolio of Investments
VALUE FUND
June 30, 2009

Shares		Security	Value
		COMMON STOCKS—95.7%
		Consumer Discretionary—11.7%
5,500		Best Buy Company, Inc.	$ 184,195
7,400		Bob Evans Farms, Inc.	212,676
8,700		Carnival Corporation	224,199
11,900		CBS Corporation – Class “B”	82,348
16,500		Cinemark Holdings, Inc.	186,780
6,700		Comcast Corporation – Special Class “A”	94,470
19,500		Family Dollar Stores, Inc.	551,850
12,700		Genuine Parts Company	426,212
18,900		H&R Block, Inc.	325,647
16,600		Home Depot, Inc.	392,258
6,100		J.C. Penney Company, Inc.	175,131
15,600		Leggett & Platt, Inc.	237,588
19,600		Lowe’s Companies, Inc.	380,436
11,800		McDonald’s Corporation	678,382
11,800		Newell Rubbermaid, Inc.	122,838
26,600		Pearson PLC (ADR)	268,926
24,600	*	Ruby Tuesday, Inc.	163,836
17,000		Staples, Inc.	342,890
15,400		Tiffany & Company	390,544
14,566		Time Warner, Inc.	366,918
28,000		Walt Disney Company	653,240
8,580		Wyndham Worldwide Corporation	103,990

			6,565,354

		Consumer Staples—18.3%
14,300		Avon Products, Inc.	368,654
19,200		Coca-Cola Company	921,408
4,500		Colgate-Palmolive Company	318,330
13,400		ConAgra Foods, Inc.	255,404
9,200		Costco Wholesale Corporation	420,440
10,900		CVS/Caremark Corporation	347,383
10,200		Diageo PLC (ADR)	583,950
6,400		Estee Lauder Companies, Inc. – Class “A”	209,088
2,200		General Mills, Inc.	123,244
12,100		H.J. Heinz Company	431,970
12,400		Hershey Company	446,400
13,100		Kimberly-Clark Corporation	686,833
35,300		Kraft Foods, Inc. – Class “A”	894,502
11,000		McCormick & Company, Inc.	357,830
7,500		PepsiAmericas, Inc.	201,075

62

Shares	Security	Value
	Consumer Staples (continued)
10,600	PepsiCo, Inc.	$ 582,576
17,000	Philip Morris International, Inc.	741,540
5,400	Procter & Gamble Company	275,940
7,700	Ruddick Corporation	180,411
7,800	Safeway, Inc.	158,886
37,500	Sara Lee Corporation	366,000
15,100	Walgreen Company	443,940
20,000	Wal-Mart Stores, Inc.	968,800

		10,284,604

	Energy—9.3%
11,400	Anadarko Petroleum Corporation	517,446
11,200	BP PLC (ADR)	534,016
12,112	Chevron Corporation	802,420
13,500	ConocoPhillips	567,810
6,100	Diamond Offshore Drilling, Inc.	506,605
4,800	ExxonMobil Corporation	335,568
4,800	Hess Corporation	258,000
22,400	Marathon Oil Corporation	674,912
11,700	Royal Dutch Shell PLC – Class “A” (ADR)	587,222
10,800	Tidewater, Inc.	462,996

		5,246,995

	Financials—15.0%
4,300	ACE, Ltd.	190,189
8,300	Allstate Corporation	202,520
9,700	Aon Corporation	367,339
6,000	Aspen Insurance Holdings, Ltd.	134,040
34,800	Bank Mutual Corporation	303,456
28,306	Bank of America Corporation	373,639
17,973	Bank of New York Mellon Corporation	526,789
8,179	Brookfield Asset Management, Inc. – Class “A”	139,616
5,594	Capital One Financial Corporation	122,397
9,622	Chubb Corporation	383,725
12,622	Cincinnati Financial Corporation	282,102
19,000	Citigroup, Inc.	56,430
10,000	Comerica, Inc.	211,500
6,900	EMC Insurance Group, Inc.	143,589

63

Portfolio of Investments (continued)
VALUE FUND
June 30, 2009

Shares		Security	Value

		Financials (continued)
8,600		Erie Indemnity Company – Class “A”	$ 307,536
12,300		Financial Select Sector SPDR Fund (ETF)	147,231
19,100		First Potomac Realty Trust (REIT)	186,225
20,700		Hudson City Bancorp, Inc.	275,103
14,300		Invesco, Ltd.	254,826
40,900		Investors Real Estate Trust (REIT)	363,601
20,700		JPMorgan Chase & Company	706,077
12,800		KeyCorp	67,072
11,900		Morgan Stanley	339,269
25,700		NewAlliance Bancshares, Inc.	295,550
27,700		People’s United Financial, Inc.	416,608
9,500		Plum Creek Timber Company, Inc. (REIT)	282,910
8,400		PNC Financial Services Group, Inc.	326,004
10,700		Protective Life Corporation	122,408
3,500		SunTrust Banks, Inc.	57,575
7,400		Waddell & Reed Financial, Inc. – Class “A”	195,138
18,400		Wells Fargo & Company	446,384
22,600		Westfield Financial, Inc.	204,756

			8,431,604

		Health Care—8.6%
15,700		Abbott Laboratories	738,528
6,200		Becton, Dickinson & Company	442,122
9,225		Covidien PLC	345,383
12,100		GlaxoSmithKline PLC (ADR)	427,614
20,300		Johnson & Johnson	1,153,040
10,100		Medtronic, Inc.	352,389
10,900		Novartis AG (ADR)	444,611
38,300		Pfizer, Inc.	574,500
14,300		Schering-Plough Corporation	359,216

			4,837,403

		Industrials—10.4%
8,400		3M Company	504,840
300		ABM Industries, Inc.	5,421
1,800		Alexander & Baldwin, Inc.	42,192
6,400	*	Armstrong World Industries, Inc.	105,536
9,600		Avery Dennison Corporation	246,528
14,200		Dover Corporation	469,878
6,600		Emerson Electric Company	213,840
8,700		General Dynamics Corporation	481,893

64

Shares	Security	Value

	Industrials (continued)
32,200	General Electric CoLmpany	$ 377,384
15,000	Honeywell International, Inc.	471,000
5,100	Hubbell, Inc. – Class “B”	163,506
600	IESI-BFC, Ltd.	6,990
11,100	Illinois Tool Works, Inc.	414,474
7,700	ITT Corporation	342,650
8,170	Lawson Products, Inc.	116,096
7,700	Norfolk Southern Corporation	290,059
10,800	Pitney Bowes, Inc.	236,844
9,300	Textainer Group Holdings, Ltd.	107,601
7,825	Tyco International, Ltd.	203,294
10,000	United Parcel Service, Inc. – Class “B”	499,900
6,000	Waste Management, Inc.	168,960
22,500	Werner Enterprises, Inc.	407,700

		5,876,586

	Information Technology—7.8%
16,300	Automatic Data Processing, Inc.	577,672
23,000	AVX Corporation	228,390
9,000	Bel Fuse, Inc. – Class “B”	144,360
17,500	Hewlett-Packard Company	676,375
12,700	Intel Corporation	210,185
3,300	International Business Machines Corporation	344,586
36,100	Methode Electronics, Inc.	253,422
30,100	Microsoft Corporation	715,477
16,850	Molex, Inc.	262,018
26,600	Nokia Corporation – Class “A” (ADR)	387,828
11,400	Texas Instruments, Inc.	242,820
10,125	T yco Electronics, Ltd.	188,223
7,500	Xilinx, Inc.	153,450

		4,384,806

	Materials—5.9%
7,700	Air Products & Chemicals, Inc.	497,343
14,800	Alcoa, Inc.	152,884
8,400	Bemis Company, Inc.	211,680
6,000	Compass Minerals International, Inc.	329,460

65

Portfolio of Investments (continued)
VALUE FUND
June 30, 2009

Shares	Security	Value

	Materials (continued)
21,500	Dow Chemical Company	$ 347,010
22,400	DuPont (E.I.) de Nemours & Company	573,888
15,700	Glatfelter	139,730
7,400	Lubrizol Corporation	350,094
5,900	PPG Industries, Inc.	259,010
18,000	Sonoco Products Company	431,100

		3,292,199

	Telecommunication Services—3.8%
35,210	AT&T, Inc.	874,616
5,632	D&E Communications, Inc.	57,615
4,730	Embarq Corporation	198,944
5,600	Telephone & Data Systems, Inc.	158,480
6,600	Telephone & Data Systems, Inc. – Special Shares	171,336
21,918	Verizon Communications, Inc.	673,540

		2,134,531

	Utilities—4.9%
4,450	American States Water Company	154,148
12,900	Duke Energy Corporation	188,211
6,800	FPL Group, Inc.	386,648
3,725	Integrys Energy Group, Inc.	111,713
17,000	MDU Resources Group, Inc.	322,490
28,300	NiSource, Inc.	329,978
7,600	ONEOK, Inc.	224,124
14,000	Portland General Electric Company	272,720
12,300	Southwest Gas Corporation	273,183
12,300	Vectren Corporation	288,189
4,400	Wisconsin Energy Corporation	179,124

		2,730,528

Total Value of Common Stocks (cost $58,316,158)		53,784,610

	PREFERRED STOCKS—.8%
	Telecommunication Services—.5%
10,200	AT&T, Inc., 6.375%, 2056	259,998

	Utilities—.3%
7,400	Entergy Louisiana, LLC, 7.6%, 2032	186,850

Total Value of Preferred Stocks (cost $440,102)		446,848

66

Principal
Amount		Security	Value

		SHORT-TERM INVESTMENTS—3.4%
		Money Market Fund
$ 1,950	M	First Investors Cash Reserve Fund, .61% (cost $1,950,000)**	$ 1,950,000

Total Value of Investments (cost $60,706,260)		99.9%	56,181,458
Other Assets, Less Liabilities		.1	42,268

Net Assets		100.0%	$ 56,223,726

*	Non-income producing.
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2009 (see Note 3).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to Note 1A — Security Valuation section in the accompanying Notes to Financial Statements.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$ 53,784,610	$ —	$ —	$ 53,784,610
Preferred Stocks	446,848	—	—	446,848
Money Market Fund	1,950,000	—	—	1,950,000
Total Investments
in Securities	$ 56,181,458	$ —	$ —	$ 56,181,458

See notes to financial statements	67

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

		CASH			GROWTH &
	BLUE CHIP	MANAGEMENT	DISCOVERY	GOVERNMENT	INCOME	HIGH YIELD
Assets
Investments in securities:
Cost – Unaffiliated issuers	$ 95,558,059	$ 12,586,834	$ 102,365,763	$ 23,661,777	$ 192,414,270	$ 67,757,520	*
Cost – Affiliated money market fund (Note 3)	1,100,000	—	3,680,000	—	100,000	1,307,000

Total cost of investments	$ 96,658,059	$ 12,586,834	$ 106,045,763	$ 23,661,777	$ 192,514,270	$ 69,064,520

Value – Unaffiliated issuers (Note 1A)	$ 102,850,101	$ 12,586,834	$ 103,774,962	$ 24,113,025	$ 157,495,573	$ 57,914,389	*
Value – Affiliated money market fund (Note 3)	1,100,000	—	3,680,000	—	100,000	1,307,000
Total value of investments	103,950,101	12,586,834	107,454,962	24,113,025	157,595,573	59,221,389

Cash	96,577	157,945	112,984	837,048	84,507	85,782
Receivables:
Investment securities sold	111,806	—	794,893	—	365,418	—
Interest and dividends	148,090	72,425	48,896	106,093	202,802	1,152,808
Trust shares sold	25,089	—	30,905	4,276	54,590	7,289
Other assets	10,997	1,808	11,451	1,811	16,931	10,954

Total Assets	104,342,660	12,819,012	108,454,091	25,062,253	158,319,821	60,478,222

Liabilities
Payables:
Collateral for securities loaned (Note 1G)	—	—	—	—	—	306,000
Investment securities purchased	278,407	—	1,181,397	—	148,513	783,876
Trust shares redeemed	59,879	15,524	23,671	28,125	87,883	6,085
Accrued advisory fees	68,883	1,698	70,728	13,121	104,578	38,845
Accrued expenses	15,984	3,610	19,162	7,633	14,826	21,985

Total Liabilities	423,153	20,832	1,294,958	48,879	355,800	1,156,791

Net Assets	$ 103,919,507	$ 12,798,180	$ 107,159,133	$ 25,013,374	$ 157,964,021	$ 59,321,431

Net Assets Consist of:
Capital paid in	$ 128,664,001	$ 12,798,180	$ 124,231,795	$ 24,775,195	$ 211,358,735	$ 101,684,643
Undistributed net investment income	1,025,084	—	335,060	509,006	1,146,297	2,460,655
Accumulated net realized loss on investments	(33,061,620)	—	(18,816,921	(722,075)	(19,622,314)	(34,980,736)
Net unrealized appreciation (depreciation)
of investments	7,292,042	—	1,409,199	451,248	(34,918,697)	(9,843,131)

Total	$ 103,919,507	$ 12,798,180	$107,159,133	$ 25,013,374	$ 157,964,021	$ 59,321,431

Shares of beneficial interest outstanding (Note 2)	6,475,566	12,798,180	5,155,598	2,488,057	7,785,714	10,877,169

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$ 16.05	$ 1.00	$ 20.79	$ 10.05	$ 20.29	$ 5.45

* Investments at cost and value include $306,000 of collateral for securities loaned (Note 1G).

68	See notes to financial statements	69

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

		INVESTMENT	SELECT	TARGET	TARGET
	INTERNATIONAL	GRADE	GROWTH	MATURITY 2010	MATURITY 2015	VALUE
Assets
Investments in securities:
Cost – Unaffiliated issuers	$ 85,553,015	$ 32,669,162	$ 8,522,465	$ 11,373,683	$ 24,646,453	$ 58,756,260
Cost – Affiliated money market fund (Note 3)	320,000	550,000	—	—	—	1,950,000

Total cost of investments	$ 85,873,015	$ 33,219,162	$ 8,522,465	$ 11,373,683	$ 24,646,453	$ 60,706,260

Value – Unaffiliated issuers (Note 1A)	$ 86,468,338	$ 33,725,362	$ 8,444,475	$ 12,144,716	$ 27,562,800	$ 54,231,458
Value – Affiliated money market fund (Note 3)	320,000	550,000	—	—	—	1,950,000

Total value of investments	86,788,338	34,275,362	8,444,475	12,144,716	27,562,800	56,181,458

Cash	82,804	114,095	344,506	60,646	274,004	98,581
Receivables:
Unrealized appreciation of foreign exchange contracts
(Note 7)	2,079,848	—	—	—	—	—
Investment securities sold	1,522,768	—	—	—	—	47,232
Interest and dividends	433,582	519,400	1,454	—	—	128,613
Trust shares sold.	16,005	3,305	10,343	188	1,874	29,207
Other assets	8,931	2,769	912	1,119	2,206	5,916

Total Assets	90,932,276	34,914,931	8,801,690	12,206,669	27,840,884	56,491,007

Liabilities
Payables:
Unrealized depreciation of foreign exchange contracts
(Note 7)	3,400,224	—	—	—	—	—
Investment securities purchased	1,363,206	—	—	—	—	161,837
Trust shares redeemed	10,964	26,257	14	32	7,988	62,188
Forward currency contracts (Note 6)	2,816	—	—	—	—	—
Accrued advisory fees	56,307	18,034	5,757	6,412	14,437	37,332
Accrued expenses	24,855	6,517	7,597	3,381	9,599	5,924

Total Liabilities	4,858,372	50,808	13,368	9,825	32,024	267,281

Net Assets	$ 86,073,904	$ 34,864,123	$ 8,788,322	$ 12,196,844	$ 27,808,860	$ 56,223,726

Net Assets Consist of:
Capital paid in	$ 118,808,368	$ 39,555,797	$ 13,634,328	$ 10,947,825	$ 24,283,556	$ 69,475,065
Undistributed net investment income (loss)	(2,756,752)	655,210	1,685	327,887	551,905	750,615
Accumulated net realized gain (loss) on investments	(29,582,682)	(6,403,084)	(4,769,701)	150,099	57,052	(9,477,152)
and foreign security transactions
Net unrealized appreciation (depreciation) in value
of investments and foreign security transactions	(395,030)	1,056,200	(77,990)	771,033	2,916,347	(4,524,802)

Total	$ 86,073,904	$ 34,864,123	$ 8,788,322	$ 12,196,844	$ 27,808,860	$ 56,223,726

Shares of beneficial interest outstanding (Note 2)	6,990,479	3,680,357	1,514,761	918,596	1,843,773	5,054,446

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$ 12.31	$ 9.47	$ 5.80	$ 13.28	$ 15.08	$ 11.12

70	See notes to financial statements	71

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2009

		CASH			GROWTH &
	BLUE CHIP	MANAGEMENT	DISCOVERY	GOVERNMENT	INCOME	HIGH YIELD
Investment Income
Income:
Interest.	$ —	$ 60,848	$ —	$ 607,503	$ —	$ 2,561,274
Dividends	1,437,347 (a)	—	730,890	—	1,753,653 (b)	278,904
Dividends from affiliate (Note 3)	6,648	—	20,535	—	6,267	15,154
Securities lending income	—	—	—	—	—	4,742

Total income	1,443,995	60,848	751,425	607,503	1,759,920	2,860,074

Expenses (Notes 1 and 4):
Advisory fees	366,984	49,335	364,987	92,266	544,517	204,528
Professional fees.	17,173	6,244	16,576	8,447	22,305	19,456
Custodian fees and expenses	6,560	3,354	8,732	6,171	8,682	4,225
Reports and notices to shareholders	9,342	1,421	8,756	2,402	13,805	5,177
Registration fees	691	691	681	696	691	715
Trustees’ fees	3,718	507	3,606	931	5,434	2,016
Other expenses	14,836	3,912	13,400	6,231	18,806	14,073

Total expenses	419,304	65,464	416,738	117,144	614,240	250,190
Less: Expenses waived	—	(24,763)	—	(18,453)	—	—
Expenses paid indirectly.	(433)	(119)	(421)	(220)	(640)	(183)

Net expenses	418,871	40,582	416,317	98,471	613,600	250,007

Net investment income.	1,025,124	20,266	335,108	509,032	1,146,320	2,610,067

Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain (loss) on investments	(2,397,417)	—	(10,322,339)	9,305	(5,795,126)	(11,290,110)

Net unrealized appreciation (depreciation) of investments	2,113,972	—	18,395,682	(60,481)	12,192,739	17,885,867

Net gain (loss) on investments	(283,445)	—	8,073,343	(51,176)	6,397,613	6,595,757
Net Increase in Net Assets Resulting
from Operations	$ 741,679	$ 20,266	$ 8,408,451	$ 457,856	$ 7,543,933	$ 9,205,824

(a) Net of $10,471 foreign taxes withheld
(b) Net of $17,952 foreign taxes withheld

72	See notes to financial statements	73

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2009

		INVESTMENT	SELECT	TARGET	TARGET
	INTERNATIONAL	GRADE	GROWTH	MATURITY 2010	MATURITY 2015	VALUE
Investment Income
Income:
Interest.	$ 300	$ 1,032,906	$ —	$ 379,957	$ 651,202	$ —
Dividends	1,580,575 (c)	23,596	46,499	—	—	978,200 (d)
Dividends from affiliate (Note 3)	6,316	2,291	—	—	—	6,472

Total income	1,587,191	1,058,793	46,499	379,957	651,202	984,672

Expenses (Notes 1 and 4):
Advisory fees	292,414	122,289	31,226	48,345	105,970	198,354
Professional fees.	24,360	8,901	5,045	5,691	6,174	11,556
Custodian fees and expenses	55,106	4,962	310	1,308	754	5,955
Reports and notices to shareholders	8,176	3,080	5,422	1,378	2,103	5,580
Registration fees	691	691	194	692	107	102
Trustees’ fees	2,931	1,229	314	507	1,094	2,009
Other expenses	16,604	6,999	2,524	3,856	4,668	10,733

Total expenses	400,282	148,151	45,035	61,777	120,870	234,289
Less: Expenses waived	—	(24,458)	—	(9,669)	(21,194)	—
Expenses paid indirectly.	(351)	(102)	(221)	(49)	(381)	(241)

Net expenses	399,931	123,591	44,814	52,059	99,295	234,048

Net investment income.	1,187,260	935,202	1,685	327,898	551,907	750,624

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
Investments	(8,957,342)	(1,694,458)	(1,429,924)	150,128	70,852	(1,634,364)
Foreign currency transactions	3,577,935	—	—	—	—	—

Net realized gain (loss) on investments and foreign
currency transactions	(5,379,407)	(1,694,458)	(1,429,924)	150,128	70,852	(1,634,364)
Net unrealized appreciation (depreciation) of:
Investments	12,065,473	4,149,318	1,066,075	(584,546)	(1,943,047)	681,463
Foreign currency transactions	(5,449,516)	—	—	—	—	—

Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	6,615,957	4,149,318	1,066,075	(584,546)	(1,943,047)	681,463
Net gain (loss) on investments and foreign
currency transactions	1,236,550	2,454,860	(363,849)	(434,418)	(1,872,195)	(952,901)

Net Increase (Decrease) in Net Assets Resulting
from Operations	$ 2,423,810	$ 3,390,062	$ (362,164)	$ (106,520)	$ (1,320,288)	$ (202,277)

(c) Net of $205,949 foreign taxes withheld
(d) Net of $8,222 foreign taxes withheld

74	See notes to financial statements	75

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	BLUE CHIP		CASH MANAGEMENT		DISCOVERY		GOVERNMENT
	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08
Increase (Decrease) in Net Assets From Operations
Net investment income	$ 1,025,124	$ 2,356,298	$ 20,266	$ 283,747	$ 335,108	$ 1,370,289	$ 509,032	$ 1,023,563
Net realized gain (loss) on investments	(2,397,417)	(2,989,594)	—	—	(10,322,339)	(8,462,366)	9,305	115,259
Net unrealized appreciation (depreciation)
of investments	2,113,972	(51,875,344)	—	—	18,395,682	(44,385,365)	(60,481)	389,109
Net increase (decrease) in net assets resulting
from operations	741,679	(52,508,640)	20,266	283,747	8,408,451	(51,477,442)	457,856	1,527,931

Distributions to Shareholders
Net investment income	(2,356,098)	(2,189,370)	(20,266)	(283,747)	(1,370,258)	(587,286)	(1,023,566)	(941,789)
Net realized gains	—	—	—	—	—	(7,438,838)	—	—

Total distributions.	(2,356,098)	(2,189,370)	(20,266)	(283,747)	(1,370,258)	(8,026,124)	(1,023,566)	(941,789)

Trust Share Transactions *
Proceeds from shares sold	894,559	2,162,822	3,094,291	8,753,615	1,185,243	2,842,291	2,721,203	4,621,393
Reinvestment of distributions.	2,356,098	2,189,370	20,266	283,747	1,370,258	8,026,124	1,023,566	941,789
Cost of shares redeemed	(4,639,483)	(15,396,641)	(3,389,422)	(11,032,879)	(3,216,958)	(11,607,742)	(2,257,573)	(3,040,592)

Net increase (decrease) from trust share transactions	(1,388,826)	(11,044,449)	(274,865)	(1,995,517)	(661,457)	(739,327)	1,487,196	2,522,590

Net increase (decrease) in net assets	(3,003,245)	(65,742,459)	(274,865)	(1,995,517)	6,376,736	(60,242,893)	921,486	3,108,732

Net Assets
Beginning of period	106,922,752	172,665,211	13,073,045	15,068,562	100,782,397	161,025,290	24,091,888	20,983,156

End of period †	$ 103,919,507	$ 106,922,752	$ 12,798,180	$ 13,073,045	$ 107,159,133	$ 100,782,397	$ 25,013,374	$ 24,091,888

†Includes undistributed net investment income of	1,025,084	2,356,058	—	—	335,060	1,370,209	509,006	1,023,541

*Trust Shares Issued and Redeemed
Sold	59,095	106,419	3,094,291	8,753,616	63,146	114,417	269,172	464,759
Issued for distributions reinvested.	180,130	99,472	20,266	283,747	82,446	298,480	103,286	95,613
Redeemed	(313,429)	(741,807)	(3,389,422)	(11,032,879)	(174,199)	(457,195)	(222,690)	(304,780)

Net increase (decrease) in trust shares outstanding	(74,204)	(535,916)	(274,865)	(1,995,516)	(28,607)	(44,298)	149,768	255,592

76	See notes to financial statements	77

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	GROWTH & INCOME		HIGH YIELD		INTERNATIONAL		INVESTMENT GRADE
	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08
Increase (Decrease) in Net Assets From Operations
Net investment income	$ 1,146,320	$ 3,091,206	$ 2,610,067	$ 5,734,263	$ 1,187,260	$ 1,693,241	$ 935,202	$ 1,966,429
Net realized loss on investments and foreign
currency transactions	(5,795,126)	(13,747,844)	(11,290,110)	(3,663,814)	(5,379,407)	(25,999,225)	(1,694,458)	(3,042,615)
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	12,192,739	(76,017,353)	17,885,867	(20,958,356)	6,615,957	(39,116,074)	4,149,318	(3,431,412)
Net increase (decrease) in net assets resulting
from operations	7,543,933	(86,673,991)	9,205,824	(18,887,907)	2,423,810	(63,422,058)	3,390,062	(4,507,598)

Distributions to Shareholders
Net investment income	(3,091,098)	(3,140,040)	(5,799,581)	(5,998,094)	(3,944,011)	(241,951)	(2,115,858)	(2,055,553)
Net realized gains	—	(17,037,484)	—	—	—	(16,470,165)	—	—

Total distributions.	(3,091,098)	(20,177,524)	(5,799,581)	(5,998,094)	(3,944,011)	(16,712,116)	(2,115,858)	(2,055,553)

Trust Share Transactions *
Proceeds from shares sold	1,876,700	4,178,289	558,316	1,518,054	1,151,088	3,642,018	1,225,360	3,176,818
Reinvestment of distributions.	3,091,098	20,177,524	5,799,581	5,998,094	3,944,011	16,712,116	2,115,858	2,055,553
Cost of shares redeemed	(6,152,683)	(20,441,409)	(2,912,939)	(8,699,633)	(2,877,026)	(9,277,881)	(2,194,637)	(5,513,700)

Net increase (decrease) from trust share transactions	(1,184,885)	3,914,404	3,444,958	(1,183,485)	2,218,073	11,076,253	1,146,581	(281,329)

Net increase (decrease) in net assets	3,267,950	(102,937,111)	6,851,201	(26,069,486)	697,872	(69,057,921)	2,420,785	(6,844,480)

Net Assets
Beginning of period	154,696,071	257,633,182	52,470,230	78,539,716	85,376,032	154,433,953	32,443,338	39,287,818

End of period †	$ 157,964,021	$ 154,696,071	$ 59,321,431	$ 52,470,230	$ 86,073,904	$ 85,376,032	$ 34,864,123	$ 32,443,338

†Includes undistributed net investment income (deficit) of	$ 1,146,297	$ 3,091,075	$ 2,460,655	$ 5,620,377	$ (2,756,752)	$ —	$ 655,210	$ 1,439,193

*Trust Shares Issued and Redeemed
Sold	101,662	164,826	108,180	233,054	101,631	198,584	136,976	309,941
Issued for distributions reinvested.	192,113	721,657	1,236,585	882,073	385,534	847,900	246,603	194,103
Redeemed	(337,118)	(773,979)	(571,334)	(1,332,303)	(258,334)	(536,174)	(245,306)	(558,169)

Net increase (decrease) in trust shares outstanding	(43,343)	112,504	773,431	(217,176)	228,831	510,310	138,273	(54,125)

78	See notes to financial statements	79

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	SELECT GROWTH		TARGET MATURITY 2010		TARGET MATURITY 2015		VALUE
	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 1,685	$ (5,884)	$ 327,898	$ 726,847	$ 551,907	$ 1,124,339	$ 750,624	$ 1,816,524
Net realized gain (loss) on investments	(1,429,924)	(3,333,193)	150,128	171,080	70,852	115,629	(1,634,364)	(3,102,059)
Net unrealized appreciation (depreciation)
of investments	1,066,075	(2,492,301)	(584,546)	132,578	(1,943,047)	2,573,680	681,463	(24,030,552)
Net increase (decrease) in net assets resulting
from operations	(362,164)	(5,831,378)	(106,520)	1,030,505	(1,320,288)	3,813,648	(202,277)	(25,316,087)
Distributions to Shareholders
Net investment income	—	(18,122)	(726,857)	(761,937)	(1,124,305)	(1,064,287)	(1,816,526)	(1,535,490)
Net realized gains	—	(113,779)	(170,975)	(16,448)	(41,204)	—	—	—

Total distributions.	—	(131,901)	(897,832)	(778,385)	(1,165,509)	(1,064,287)	(1,816,526)	(1,535,490)

Trust Share Transactions*
Proceeds from shares sold	769,056	2,703,339	110,194	622,532	959,120	2,791,995	1,038,183	2,989,496
Reinvestment of distributions.	—	131,901	897,832	778,385	1,165,509	1,064,287	1,816,526	1,535,490
Cost of shares redeemed	(264,150)	(965,527)	(1,651,859)	(2,654,972)	(1,283,680)	(4,322,752)	(3,052,247)	(10,491,931)

Net increase (decrease) from trust share transactions	504,906	1,869,713	(643,833)	(1,254,055)	840,949	(466,470)	(197,538)	(5,966,945)

Net increase (decrease) in net assets	142,742	(4,093,566)	(1,648,185)	(1,001,935)	(1,644,848)	2,282,891	(2,216,341)	(32,818,522)

Net Assets
Beginning of period	8,645,580	12,739,146	13,845,029	14,846,964	29,453,708	27,170,817	58,440,067	91,258,589

End of period †	$ 8,788,322	$ 8,645,580	$ 12,196,844	$ 13,845,029	$ 27,808,860	$ 29,453,708	$ 56,223,726	$ 58,440,067

†Includes undistributed net investment income of	$ 1,685	$ —	$ 327,887	$ 726,847	$ 551,905	$ 1,124,303	$ 750,615	$ 1,816,517

*Trust Shares Issued and Redeemed
Sold	134,723	317,189	7,847	44,172	61,566	183,481	98,171	209,076
Issued for distributions reinvested	—	14,463	67,659	55,999	76,982	70,623	201,612	101,352
Redeemed.	(47,559)	(120,246)	(121,562)	(189,485)	(82,048)	(285,020)	(297,263)	(723,109)

Net increase (decrease) in trust shares outstanding	87,164	211,406	(46,056)	(89,314)	56,500	(30,916)	2,520	(412,681)

80	See notes to financial statements	81

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

High Yield Fund seeks high current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Select Growth Fund seeks long-term growth of capital.

Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust’s

82

Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2009, the High Yield Fund held six securities that were fair valued by the Valuation Committee with an aggregate value of $693,713 representing 1.2% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

FASB Statement of Financial Accounting Standards Board No.157 (FAS 157), established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

83

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

The aggregate value by input level, as of June 30, 2009, for each fund’s investments is included at the end of each fund’s schedule of investments.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2008, capital loss carryovers were as follows:

	Year Capital Loss Carryovers Expire
Fund	Total	2009	2010	2011	2012	2013	2014	2015	2016
Blue Chip	$ 28,102,422	$ —	$ 20,477,223	$ 4,132,026	$ —	$ —	$ —	$ —	$ 3,493,173
Discovery	466,376	—	—	—	—	—	—	—	466,376
Government	731,380	—	—	272,546	51,149	193,688	177,059	36,938	—
Growth & Income	11,930,936	—	—	—	—	—	—	—	11,930,936
High Yield*	20,544,221	3,751,289	4,873,032	4,736,272	790,779	632,307	1,944,836	433,726	3,381,980
International	14,866,817	—	—	—	—	—	—	—	14,866,817
Investment Grade	4,607,401	37,096	17,173	517,182	—	108,453	531,982	57,928	3,337,587
Select Growth	2,094,369	—	—	—	—	—	—	—	2,094,369
Value	7,835,565	—	3,581,578	1,198,371	—	—	—	—	3,055,616

*For High Yield Fund, $651,681 of the $4,873,032 capital loss carryover expiring in 2010 was acquired in the reorganization with Special Bond Fund. Due to the reorganization, the Fund will have available for utilization $2,833,541 in capital loss carryovers that will become available at $601,552 per year for taxable years 2009 through 2012 and $427,333 for taxable year 2013. These capital loss carryovers will expire as follows: $1,575,155 in 2010; $881,182 in 2011; $212,617 in 2012; $153,634 in 2013; and $662,634 in 2014.

As of June 30, 2009, the Funds has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3 year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

C. Foreign Currency Translations—The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions. The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that

84

which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Security Lending—High Yield Fund may loan securities to other investors through the Securities Lending Management Agreement (“the Agreement”) with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned

85

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

securities in the event the collateral is not sufficient. The market value of securities on loan at June 30, 2009, was $296,053 (including $5,534 of accrued interest), for which the Fund received cash collateral of $306,000.

H. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield Fund are recognized as dividend income and recorded at the market value of the shares received. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero-coupon bonds and step bonds is accrued daily at the effective interest rate. For the six months ended June 30, 2009, the Bank of New York Mellon, custodian for all the Funds, except the International Fund, has provided credits in the amount of $863 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2009, the Funds’ expenses were reduced by $2,498 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions—For the six months ended June 30, 2009, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, repurchase agreements, foreign currencies and short-term securities), were as follows:

86

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Blue Chip	$ 5,924,815	$ 6,218,553	$ —	$ —
Discovery	29,129,888	24,682,044	—	—
Government	4,665,526	3,879,080	2,521,432	2,947,475
Growth & Income	19,084,473	19,112,557	—	—
High Yield	18,199,471	14,824,359	—	—
International	31,656,446	27,222,397	—	—
Investment Grade	15,086,420	12,696,865	—	1,926,780
Select Growth	4,603,875	4,277,477	—	—
Target Maturity 2010	—	—	—	1,654,388
Target Maturity 2015	—	—	—	646,596
Value	2,307,664	3,888,714	—	—

At June 30, 2009, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation )
Blue Chip	$ 99,180,157	$ 20,405,572	$ 15,635,628	$ 4,769,944
Discovery	106,080,846	10,644,153	9,270,035	1,374,118
Government	23,661,777	486,968	35,720	451,248
Growth & Income	192,639,735	12,784,430	47,828,593	(35,044,163)
High Yield	68,857,055	917,177	10,858,843	(9,941,666)
International	86,200,715	6,080,935	5,493,313	587,622
Investment Grade	33,431,091	1,527,406	683,135	844,271
Select Growth	8,522,465	446,480	524,470	(77,990)
Target Maturity 2010	11,373,683	771,033	—	771,033
Target Maturity 2015	24,660,219	2,902,581	—	2,902,581
Value	60,713,483	6,863,448	11,395,473	(4,532,025)

87

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

Certain of the Funds may invest in First Investors Cash Reserve Fund, LLC (“Cash Reserve Fund”), an affiliated unregistered money market fund managed by First Investors Management Company, Inc. During the six months ended June 30, 2009, purchases, sales and dividend income earned by the Funds that invested in the Cash Reserve Fund were as follows:

	Value at	Purchases	Sales	Value at	Dividend
Fund	12/31/08	Shares/Cost	Shares/Cost	6/30/09	Income
Blue Chip	$ 2,975,000	$ 3,755,000	$ 5,630,000	$ 1,100,000	$ 6,648
Discovery	9,765,000	13,005,000	19,090,000	3,680,000	20,535
Growth & Income	3,620,000	8,797,000	12,317,000	100,000	6,267
High Yield	3,470,000	9,303,000	11,466,000	1,307,000	15,154
International	2,995,000	15,960,000	18,635,000	320,000	6,316
Investment Grade	985,000	8,598,000	9,033,000	550,000	2,291
Value	1,480,000	2,798,000	2,328,000	1,950,000	6,472

4. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of its investment adviser, First Investors Management Company, Inc. (“FIMCO”) and/or its transfer agent, Administrative Data Management Corp. Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2009, total trustee fees accrued by the Funds amounted to $24,296.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the year ended June 30, 2009, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, during the period January 1, 2009 to January 31, 2009, FIMCO has voluntarily waived $4,060 in advisory fees to limit the Cash Management Fund’s overall expense ratio to .70%. During the period February 1, 2009 to June 30, 2009, FIMCO has voluntarily waived $20,703 in advisory fees to limit the Cash Management Fund’s over all expense ratio to .60%. For the six months ended June 30, 2009, total advisory fees accrued to FIMCO were $2,421,215 of which $98,537 was waived as noted above.

88

Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. Vontobel Asset Management, Inc. serves as investment subadviser to the International Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. Effective April 24, 2009, Muzinich & Co., Inc. serves as investment subadviser to the High Yield Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2009, the Cash Management Fund held one 144A security with a value of $200,004 representing 1.6% of the Fund’s net assets, the Government Fund held one 144A security with a value of $804,846 representing 3.2% of the Fund’s net assets, the High Yield Fund held forty-nine 144A securities with an aggregate value of $12,624,895 representing 21.3% of the Fund’s net assets, and the Investment Grade Fund held twenty 144A securities with an aggregate value of $7,688,577 representing 22.1% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At June 30, 2009, the Cash Management Fund held seven Section 4(2) securities with an aggregate value of $3,099,121 representing 24.2% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts—Forward currency contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Fund purchases or sells foreign securities, it may enter into a forward currency contract to minimize the foreign exchange risk between the trade date and the settlement date of such transactions. The International Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund’s assets.

89

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

The International Fund had the following forward currency contracts open at June 30, 2009:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss )
1,353,000	Brazilian Real	US $ 694,951	7/1/09	US $ (3,372)
215,943	Brazilian Real	110,754	7/2/09	568
		$ 805,705		$ (2,804)

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss )
27,739,097	Japanese Yen	US $ 289,870	7/2/09	US $ (2,373)
917,785,021	South Korean Won	713,813	7/2/09	6,611
49,673,810	Japanese Yen	519,085	7/3/09	(4,250)
		$ 1,522,768		$ (12)

Net Unrealized Loss on Forward Currency Contracts				$ (2,816)

7. Foreign Exchange Contracts—The International Fund has entered into foreign exchange contracts for the purchase or sell of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments The Fund uses foreign exchange contracts to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Fund. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets.

90

The International Fund has the following foreign exchange contracts outstanding at June 30, 2009:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss )
9,620,000	British Pound	US $ 14,347,961	7/20/09	US $ 1,494,733
6,388,000	Swiss Franc	5,614,788	7/28/09	258,965
989,493,000	South Korean Won	748,915	8/19/09	27,797
208,406,000	Indian Rupee	4,113,446	8/20/09	236,956
43,391,000	Indian Rupee	854,974	9/2/09	50,798
4,365,000	British Pound	7,239,527	12/7/09	(51,029)
1,820,000	Euro	2,567,965	12/7/09	(15,156)
2,303,000	Swiss Franc	2,159,076	12/7/09	(41,472)
		$ 37,646,652		$ 1,961,592

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss )
9,620,000	British Pound	US $ 13,564,089	7/20/09	US $ (2,278,604)
6,388,000	Swiss Franc	5,515,293	7/28/09	(358,460)
989,493,000	South Korean Won	688,247	8/19/09	(88,465)
208,406,000	Indian Rupee	4,092,909	8/20/09	(257,493)
43,391,000	Indian Rupee	831,070	9/2/09	(74,702)
4,834,000	Brazilian Real	2,361,724	12/7/09	(104,854)
5,172,000	British Pound	8,403,517	12/7/09	(113,989)
2,609,000	Euro	3,643,495	12/7/09	(16,000)
2,611,000	Swiss Franc	2,411,408	12/7/09	10,599
		$ 41,511,752		$ (3,281,968)

Net Unrealized Loss on Foreign Exchange Contracts				$ (1,320,376)

91

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2009

Fair Value of Derivative Instruments — The fair value of derivative instruments as of June 30, 2009, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted	Statements of		Statements of
for as hedging instruments	Assets and		Assets and
under Statement 133	Liabilities Location	Value	Liabilities Location	Value
Foreign exchange contracts:	Unrealized		Unrealized
	appreciation of		depreciation of
	foreign exchange		foreign exchange
	contracts	$2,079,848	contracts	$3,400,224

The effect of derivative instruments on the Statements of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Gain (Loss)
for as hedging instruments	on Foreign Currency
under Statement 133	Transactions
Foreign currency transactions:	$ 3,577,935

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Unrealized Appreciation
for as hedging instruments	(Depreciation) on Foreign
under Statement 133	Currency Transactions
Foreign currency transactions:	$ (5,449,516)

8. High Yield Credit Risk—The High Yield Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. Reorganization—On November 16, 2007, First Investors Life Series High Yield Fund (“High Yield Fund”) acquired all of the net assets of the First Investors Life Series Special Bond Fund (“Special Bond Fund”) in connection with a tax-free reorganization that was approved by the shareholders of Special Bond Fund at a special meeting of shareholders held on October 29, 2007.

92

10. New Accounting Pronouncements—In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of FAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds’ approach to valuing financial assets.

In April 2009, the FASB Staff issued Position No. 157-4 – Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 – Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach for valuing financial assets.

In May 2009, the FASB issued SFAS No. 165, Subsequent Events (“SFAS 165”). SFAS 165 provides authoritative accounting literature related to evaluating subsequent events that was previously addressed only in the auditing literature, and is largely similar to the current guidance in the auditing literature with some exceptions that are not intended to result in significant changes in practice. SFAS 165 defines subsequent events and also requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. SFAS 165 is effective on a prospective basis for interim or annual financial periods ending after June 15, 2009. The Funds have evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

93

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

				P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions										Ratio to Average Net
			Investment Operations			from						Ratio to Average Net				Assets Before Expenses
		Net Asset	Net	Net Realized					Net Asset			Assets**				Waived or Assumed
		Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net Invest-				Net		Portfolio
		Beginning	Income	Gain (Loss)	on Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		ment Income				Investment		Turnover
		of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	(Loss)		Expenses		Income		Rate

BLUE CHIP FUND
2004		$ 18.91	$ .19	$ 1.20	$ 1.39	$ .12	—	$ .12	$ 20.18	7.37%	$ 181.83%			.99%		N/A		N/A		100%
2005		20.18	.20	.67	.87	.20	—	.20	20.85	4.34	174.85			.93		N/A		N/A		34
2006		20.85	.26	2.74	3.00	.20	—	.20	23.65	14.49	181.82			1.13		N/A		N/A		4
2007		23.65	.31	.67	.98	.26	—	.26	24.37	4.21	173.81			1.20		N/A		N/A		5
2008		24.37	.36	(8.10)	(7.74)	.31	—	.31	16.32	(32.08)	107.83			1.67		N/A		N/A		8
2009	(b)	16.32	.16	(.07)	.09	.36	—	.36	16.05	1.08	104.86		†	2.10	†	N/A		N/A		6

CASH MANAGEMENT FUND
2004		$ 1.00	$ .007	—	$ .007	$ .007	—	$ .007	$ 1.00	.71%	$ 7.71		% (c)	.69%		1.04%		.35%		N/A
2005		1.00	.024	—	.024	.024	—	.024	1.00	2.44	6.72		(c)	2.38		1.09		1.99		N/A
2006		1.00	.043	—	.043	.043	—	.043	1.00	4.35	7.74		(c)	4.26		1.09		3.87		N/A
2007		1.00	.045	—	.045	.045	—	.045	1.00	4.62	15.72		(c)	4.49		1.04		4.14		N/A
2008		1.00	.020	—	.020	.020	—	.020	1.00	2.03	13.71		(c)	2.02		.96		1.77		N/A
2009	(b)	1.00	.002	—	.002	.002	—	.002	1.00	.15	13.62		(c)†	.31	†	1.00	†	(.07	)†	N/A

DISCOVERY FUND
2004		$ 21.75	$ (.04)	$ 2.82	$ 2.78	$ —	$ —	$ —	$ 24.53	12.78%	$ 134.83%			(.18)%		N/A		N/A		93%
2005		24.53	.08	1.18	1.26	—	—	—	25.79	5.14	137.90			.15		N/A		N/A		111
2006		25.79	.06	5.74	5.80	.04	—	.04	31.55	22.51	158.82			.19		N/A		N/A		58
2007		31.55	.11	1.86	1.97	.06	2.66	2.72	30.80	6.62	161.82			.35		N/A		N/A		55
2008		30.80	.30	(10.11)	(9.81)	.11	1.44	1.55	19.44	(33.25)	101.83			1.15		N/A		N/A		52
2009	(b)	19.44	.07	1.55	1.62	.27	—	.27	20.79	8.66	107.86		†	.69	†	N/A		N/A		26

GOVERNMENT FUND
2004		$ 10.59	$ .54	$ (.17)	$ .37	$ .58	—	$ .58	$ 10.38	3.62%	$ 21.76%			4.81%		.91%		4.66%		62%
2005		10.38	.51	(.26)	.25	.53	—	.53	10.10	2.54	20.81			4.85		.96		4.70		52
2006		10.10	.51	(.14)	.37	.51	—	.51	9.96	3.80	20.78			5.10		.93		4.95		28
2007		9.96	.48	.15	.63	.52	—	.52	10.07	6.55	21.80			4.94		.95		4.75		24
2008		10.07	.44	.24	.68	.45	—	.45	10.30	6.93	24.79			4.56		.94		4.41		39
2009	(b)	10.30	.20	(.02)	.18	.43	—	.43	10.05	1.85	25.80		†	4.14	†	.95	†	3.99	†	28

GROWTH & INCOME FUND(d)
2004		$ 30.62	$ .25	$ 3.04	$ 3.29	$.16	$—	.16	33.75	10.77%	239.83%			.79%		N/A		N/A		76%
2005		33.75	.16	2.25	2.41	.25	—	.25	35.91	7.20	249.85			.46		N/A		N/A		93
2006		35.91	.20	4.68	4.88	.16	2.27	2.43	38.36	14.35	268.82			.55		N/A		N/A		127
2007		38.36	.41	.25	.66	.20	5.43	5.63	33.39	1.98	258.81			1.14		N/A		N/A		38
2008		33.39	.40	(11.38)	(10.98)	.41	2.24	2.65	19.76	(35.22)	155.83			1.48		N/A		N/A		28
2009	(b)	19.76	.15	.78	.93	.40	—	.40	20.29	5.23	158.85		†	1.58	†	N/A		N/A		13

94	95

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions									Ratio to Average Net
			Investment Operations			from						Ratio to Average Net			Assets Before Expenses
		Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
		Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net Invest-			Net		Portfolio
		Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		ment Income			Investment		Turnover
		of Period	Income	Investments	Operation	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	(Loss)	Expenses		Income		Rate

HIGH YIELD FUND
2004		$ 8.50	$ .62	$ .17	$ .79	$ .63	$ —	$ .63	$ 8.66	9.94%	$ 70.85%			7.55%	N/A		N/A		33%
2005		8.66	.65	(.61)	.04	.63	—	.63	8.07	.41	69.87			8.01	N/A		N/A		35
2006		8.07	.62	.12	.74	.67	—	.67	8.14	9.77	68.85			7.63	N/A		N/A		31
2007		8.14	.57	(.47)	.10	.63	—	.63	7.61	1.06	79.86			7.19	N/A		N/A		28
2008		7.61	.56	(2.39)	(1.83)	.59	—	.59	5.19	(25.86)	52.86			8.27	N/A		N/A		17
2009	(b)	5.19	.25	.59	.84	.58	—	.58	5.45	18.04	59.92		†	9.57 †	N/A		N/A		30

INTERNATIONAL FUND(e)
2004		$ 16.38	$ .09	$ 2.28	$ 2.37	$ .20	$ —	$ .20	$ 18.55	14.58%	$ 99	1.02%		.94%	N/A		N/A		114%
2005		18.55	.28	1.41	1.69	.24	—	.24	20.00	9.22	105.99			.80	N/A		N/A		104
2006		20.00	.29	5.09	5.38	.15	.64	.79	24.59	27.79	129.97			1.24	N/A		N/A		157
2007		24.59	.04	4.26	4.30	.83	3.36	4.19	24.70	20.99	154.90			1.30	N/A		N/A		97
2008		24.70	.30	(9.68)	(9.38)	.04	2.65	2.69	12.63	(41.89)	85.94			1.41	N/A		N/A		128
2009	(b)	12.63	.19	.08	.27	.59	—	.59	12.31	3.06	86	1.03	†	3.05 †	N/A		N/A		36

INVESTMENT GRADE FUND
2004		$ 11.87	$ .59	$ (.12)	$ .47	$ .67	$ —	$ .67	$ 11.67	4.04%	$ 38.72%			5.03%	.87%		4.88%		16%
2005		11.67	.56	(.42)	.14	.67	—	.67	11.14	1.31	38.75			4.91	.90		4.76		24
2006		11.14	.53	(.11)	.42	.62	—	.62	10.94	3.99	37.74			4.82	.89		4.67		86
2007		10.94	.43	.15	.58	.60	—	.60	10.92	5.52	39.73			4.97	.88		4.81		38
2008		10.92	.41	(1.60)	(1.19)	.57	—	.57	9.16	(11.60)	32.74			5.30	.89		5.15		133
2009	(b)	9.16	.38	.53	.91	.60	—	.60	9.47	10.66	35.76		†	5.73 †	.91	†	5.58	†	46

SELECT GROWTH FUND(f)
2004		$ 7.92	$ .10	$ .36	$ .46	$ .04	$ —	$ .04	$ 8.34	5.87%	$ 11.96%			1.23%	N/A		N/A		50%
2005		8.34	.05	.41	.46	.10	—	.10	8.70	5.55	11.99			.57	N/A		N/A		66
2006		8.70	.07	.75	.82	.05	—	.05	9.47	9.47	12.92			.77	N/A		N/A		80
2007		9.47	.01	1.06	1.07	.07	—	.07	10.47	11.42	13	1.14		.15	N/A		N/A		161
2008		10.47	—	(4.31)	(4.31)	.01	.09	.10	6.06	(41.47)	9.99			(.05)	N/A		N/A		107
2009	(b)	6.06	—	(.26)	(.26)	—	—	—	5.80	(4.29)	9	1.08	†	.04 †	N/A		N/A		52

TARGET MATURITY 2010 FUND
2004		$ 15.18	.72	$ (.13)	$ .59	$ .73	$ .06	$ .79	$ 14.98	3.96%	$ 17.75%			4.70%	.90%		4.55%		4%
2005		14.98	.70	(.50)	.20	.70	.14	.84	14.34	1.46	16.76			4.74	.91		4.59		3
2006		14.34	.75	(.49)	.26	.72	.12	.84	13.76	2.02	14.76			5.13	.91		4.98		3
2007		13.76	.69	.41	1.10	.77	—	.77	14.09	8.35	15.76			5.33	.91		5.16		11
2008		14.09	.75	.26	1.01	.73	.02	.75	14.35	7.33	14.76			5.03	.91		4.88		0
2009	(b)	14.35	.38	(.49)	(.11)	.78	.18	.96	13.28	(.75)	12.81		†	5.09 †	.96	†	4.94	†	0

96	97

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions										Ratio to Average Net
			Investment Operations			from						Ratio to Average Net				Assets Before Expenses
		Net Asset		Net Realized					Net Asset			Assets**				Waived or Assumed
		Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net				Net		Portfolio
		Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		Investment				Investment		Turnover
		of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	Income		Expenses		Income		Rate

TARGET MATURITY 2015 FUND
2004		$ 13.74	$ .53	$ .61	$ 1.14	$ .51	$ —	$ .51	$ 14.37	8.47%	$ 17.75%			4.34%		.90%		4.19%		2%
2005		14.37	.53	.08	.61	.52	—	.52	14.46	4.39	22.73			4.14		.88		3.99		0
2006		14.46	.57	(.32)	.25	.52	—	.52	14.19	1.85	24.70			4.38		.85		4.23		2
2007		14.19	.59	.74	1.33	.58	—	.58	14.94	9.70	27.70			4.32		.85		4.16		3
2008		14.94	.63	1.49	2.12	.58	—	.58	16.48	14.56	29.69			4.01		.84		3.86		0
2009	(b)	16.48	.30	(1.05)	(.75)	.63	.02	.65	15.08	(4.56)	28.71		†	3.91	†	.86	†	3.76	†	0

VALUE FUND
2004		$ 11.99	$ .23	$ 1.71	$ 1.94	$ .22	$ —	$ .22	$ 13.71	16.39%	$ 69.84%			1.87%		N/A		N/A		20%
2005		13.71	.25	.57	.82	.22	—	.22	14.31	6.09	79.87			1.89		N/A		N/A		21
2006		14.31	.27	2.76	3.03	.26	—	.26	17.08	21.43	94.83			1.73		N/A		N/A		15
2007		17.08	.31	(.42)	(.11)	.27	—	.27	16.70	(.66)	91.83			1.75		N/A		N/A		17
2008		16.70	.40	(5.24)	(4.84)	.29	—	.29	11.57	(29.41)	58.85			2.47		N/A		N/A		15
2009	(b)	11.57	.15	(.24)	(.09)	.36	—	.36	11.12	(.01)	56.89		†	2.84	†	N/A		N/A		4

* The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

** Net of expenses waived or assumed by the investment adviser (Note 4).

† Annualized.

(a) The ratios do not include a reduction of expenses from cash balances maintained with the Bank of New York Mellon or from brokerage service arrangements (Note 1H).

(b) For the period January 1, 2009 to June 30, 2009.

(c) For the years ended December 31, 2004 through December 31, 2008, the expense ratio after fee credits was .70%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense to .70% for those years. For the period January 1, 2009 to June 30, 2009, the expense ratio after fee credits was .62%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense to .70% for the period January 1, 2009 to January 31, 2009 and .60% for the period February 1, 2009 to June 30, 2009.

(d) Prior to October 18, 2006, known as Growth Fund.

(e) Prior to June 27, 2006, known as International Securities Fund.

(f) Prior to July 26, 2007, known as Focused Equity Fund.

See notes to financial statements
98		99

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2009, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2009, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 28, 2009

100

Board Considerations of Advisory Contracts and Fees
(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

I. Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Paradigm Capital Management, Inc., Smith Group Asset Management, LP and Vontobel Asset Management, Inc.

At a meeting held on May 21, 2009 (“May Meeting”), the Board of Trustees (“Board”), including a majority of the non-interested or independent Trustees (hereinafter, “Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Investors Management Company, Inc. (“FIMCO”) and each of the following funds (each a “Fund” and collectively the “Funds”): Blue Chip Fund, Value Fund, Discovery Fund, Growth & Income Fund, Select Growth Fund, International Fund, Government Fund, Investment Grade Fund, High Yield Fund, Cash Management Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund. In addition, at the May Meeting, the Board, including a majority of the independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Paradigm Capital Management, Inc. (“Paradigm”) with respect to the Discovery Fund; (2) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Discovery Fund, Select Growth Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings and Investment Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the May Meeting. Information furnished at Board meetings and/ or Investment Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by representatives of FIMCO, Paradigm, Smith Group and Vontobel and various reports on compliance and other services provided by FIMCO. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the

101

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In addition, in response to specific requests from the independent Trustees in connection with the May Meeting, Paradigm, Smith Group and Vontobel furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Paradigm, Smith Group and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Paradigm, Smith Group and Vontobel and a comparison of those fee rates to the fee rates of Paradigm, Smith Group and Vontobel for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability information provided by Paradigm, Smith Group and Vontobel; and (4) any “fall out” or ancillary benefits accruing to Paradigm, Smith Group and Vontobel as a result of the relationship with each applicable Sub-Advised Fund.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Paradigm, Smith Group and Vontobel.

102

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring sub-advisers. The Board noted that FIMCO provides not only advisory services but certain administrative services that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance, and FIMCO’s willingness to make changes in portfolio managers and sub-advisers, such as the recent hiring of Muzinich & Co., Inc. (“Muzinich”) as sub-adviser to the High Yield Fund. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds in light of the current market environment.

Furthermore, the Board considered the nature, extent and quality of the investment management services provided by Paradigm, Smith Group and Vontobel to the applicable Sub-Advised Funds. The Board considered Paradigm’s, Smith Group’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. In light of the current market environment, the Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s, Paradigm’s, Smith Group’s and Vontobel’s services, as applicable, supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

103

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and, to the extent provided by Lipper, the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund (other than the Target Maturity 2010 Fund and Target Maturity 2015 Fund) through April 30, 2009 (the “year-to-date period”). With regard to the performance information, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Investment Grade Fund, High Yield Fund and Cash Management Fund, fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. With respect to the performance of the Investment Grade Fund and Cash Management Fund, although the performance of each such Fund did not fall within one of the top three quintiles for at least one of the performance periods provided by Lipper, each such Funds’ performance had improved during the year-to-date period and fell within one of the top three quintiles for such year-to-date period. In addition, the Board considered that, in order to improve the performance of the High Yield Fund, it had approved, based on FIMCO’s recommendation, the recent hiring of Muzinich as sub-adviser to the High Yield Fund, which had previously been managed by an internal portfolio management team at FIMCO. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets — these fee rates include advisory

104

and administrative service fees — to other funds in its Peer Group. The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group. In this regard, the Board considered the management fees and expense ratios of each Fund on a quintile basis as compared to its Peer Group. For purposes of the data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest fee or ratio and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest fee or ratio.

Based on the comparative data provided, on a Fund-by-Fund basis, the Board noted that: (1) the contractual management fee rate for each Fund, except the Government Fund, Investment Grade Fund, High Yield Fund, Cash Management Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, was in one of the top three quintiles of its respective Peer Group; (2) the actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the Blue Chip Fund, Value Fund, Government Fund, Investment Grade Fund, High Yield Fund and Cash Management Fund, was in one of the top three quintiles of its respective Peer Group; (3) the total expense ratio for each Fund, except for the Blue Chip, Government Fund and High Yield Fund, was in one of the top three quintiles of its respective Peer Group; and (4) the ratio of actual management and other non-management fees for each Fund, except the Blue Chip Fund, Government Fund, Investment Grade Fund, High Yield Fund and Cash Management Fund, was in one of the top three quintiles of its respective Peer Group. The Board further considered that FIMCO informed the Board that it intends to continue, on a voluntary basis, the existing management fee caps for the Government Fund, Investment Grade Fund, and the Target Maturity Funds and the existing total expense cap limitation for the Cash Management Fund until May 31, 2010. The Board also considered that, with respect to the Cash Management Fund, FIMCO is currently waiving additional management fees to maintain total expense levels below the total expense cap due to the low interest rate environment.

In considering the sub-advisory fee rates charged by and costs and profitability of Paradigm, Smith Group and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Paradigm, Smith Group or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Paradigm, Smith Group or Vontobel a fee directly. Paradigm, Smith Group and Vontobel provided, and the Board reviewed, information comparing the fees charged by Paradigm, Smith Group and Vontobel for services to the respective Sub-Advised Funds versus the fee rates of Paradigm, Smith Group and Vontobel for providing advisory services to

105

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Paradigm, Smith Group and Vontobel for services to each applicable Sub-Advised Fund appeared competitive to the fees Paradigm, Smith Group and Vontobel charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The Board also noted that Lipper expense data is based upon historical information taken from each fund’s most recent annual report and, as a result of the dramatic decline in mutual fund assets on an industry-wide basis during the fourth quarter of 2008, is based on asset levels that may be higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper’s methodology and that current expense ratios may increase as assets decline, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2008, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. With regard to each Fund, the Board recognized that, although the Fund is not currently at an asset level at which it can take advantage of the breakpoints contained in its fee schedule, each schedule is structured so that when the assets of the Fund increases, economies of scale may be shared for the benefit of shareholders.

106

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Paradigm, Smith Group and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, Paradigm, Smith Group and Vontobel receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and the sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered that Paradigm executes brokerage transactions for the Discovery Fund through the use of an affiliated broker-dealer and that this also provides a source of fall-out benefits to Paradigm.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, Paradigm, Smith Group and Vontobel, the Board concluded that the level of fees paid to FIMCO with respect to each Fund, and Paradigm, Smith Group and Vontobel with respect to each applicable Sub-Advised Fund, is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement and each Sub-Advisory Agreement.

107

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

II. Initial Consideration of the Subadvisory Agreement with Muzinich & Co., Inc. for the High Yield Fund

On April 23, 2009, the Board, including a majority of the Trustees, approved a Subadvisory Agreement among the First Investors Life Series High Yield Fund (the “Fund”), a series of First Investors Life Series Funds, First Investors Management Company, Inc. (“FIMCO”) and Muzinich & Co., Inc. (“Muzinich”). The Subadvisory Agreement also applied to another high yield fund within the First Investors Fund Family.

FIMCO recommended that the Board approve the appointment of Muzinich as subadviser to the Fund to improve the consistency of the performance of the Fund and address the fact that the aggregate assets managed by FIMCO in the high yield sector had declined to the point that maintaining an internal management team was no longer cost effective. As of March 31, 2009, Muzinich had more than $3.3 billion of assets under management and extensive experience in managing high-yield and investment grade bond portfolios similar to those of the Fund.

In reaching its decision, the Board considered several factors when evaluating Muzinich and in approving the Subadvisory Agreement, including Muzinich’s experience in managing U.S. dollar denominated high yield bonds (“U.S. high yield bonds”) and high yield bond portfolios, the past performance of accounts managed by Muzinich with a similar investment mandate as the Fund, its overall capabilities to perform the services under the Subadvisory Agreement and its willingness to perform those services for the Fund. A discussion of the factors relating to the Board’s appointment of Muzinich as subadviser to the Fund and approval of the Subadvisory Agreement and subadvisory fee to be paid by FIMCO to Muzinich follows.

Nature, extent, and quality of the services to be provided by Muzinich

The Board considered Muzinich’s investment process, its experience in managing portfolios of U.S. high yield bonds, and the experience and capabilities of the personnel who will be responsible for the management of the Fund. In addition, the Board considered the differences between Muzinich’s investment strategy compared to that of the FIMCO portfolio managers who were managing the Fund at the time. The Board also took into consideration FIMCO’s belief that Muzinich’s approach to investing in U.S. high yield bonds would reduce the risk profile of the portfolio of the Fund and improve the relative performance for Fund shareholders when the high yield market is performing poorly. The Board also considered Muzinich’s plan for transitioning the Fund’s portfolio over time and its sell side discipline. In addition, the Board considered Muzinich’s investment resources, infrastructure and the adequacy of its compliance program. Based on this information, the Board concluded that the nature, extent and quality of the subadvisory services to be provided by Muzinich were appropriate for

108

the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

Investment Performance of Muzinich

The Board evaluated Muzinich’s historical investment performance record in managing assets utilizing a U.S. high yield bond mandate. In this regard, the Board evaluated the performance of Muzinich’s U.S. High Yield Composite (the “Composite”) with the performance of the Merrill Lynch BB/B Index and Merrill Lynch High Yield Index (each, an “Index”) and the average performance of the applicable Lipper peer group for the three-, five- and 10-year periods ending December 31, 2008, as well as the annual performance for each of 2004 through 2008 and year-to-date performance through March 31, 2009. The Board noted that the performance of the Composite was better than the performance of each Index and the Lipper peer group for most of the periods presented. The Trustees concluded that the historical investment performance record of Muzinich supported approval of the Agreement.

Subadvisory Fees

In evaluating the Subadvisory Agreement, the Board reviewed Muzinich’s proposed subadvisory fee schedule. The Board considered that Muzinich represented to FIMCO that the fee to be paid by FIMCO under the Subadvisory Agreement is competitive with the fees Muzinich charges any other fund or separate account client for a similar investment mandate. The Trustees concluded that Muzinich’s subadvisory fees under the Subadvisory Agreement appeared to be within a reasonable range for the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by Muzinich and its affiliates from the relationship with the Fund

Since the subadvisory relationship with Muzinich is new, the Board did not consider the costs of the services to be provided and profits to be realized by Muzinich and its affiliates from the relationship with the Fund. The Trustees did consider, however, FIMCO’s representation that FIMCO did not anticipate any material change to its profitability as a result of the hiring of Muzinich.

Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors

The Board considered that the fees to be paid to Muzinich under the Subadvisory Agreement are to be paid by FIMCO and not the Fund, and noted that FIMCO negotiated “breakpoints” in Muzinich’s fees based on the levels of assets in the Fund. The Board also considered that the investment management agreement fee schedule with FIMCO

109

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

for the Fund includes breakpoints so that, to the extent that assets of the Fund grow, certain management economies of scale may be shared for the benefit of shareholders.

Benefits to be derived by Muzinich from the relationship with the Fund

The Board considered the “fall-out” or ancillary benefits that may accrue to Muzinich as a result of the subadvisory relationship with the Fund, including access to the U.S. mutual fund marketplace with respect to the subadviser’s investment process and expanding the level of assets under management by Muzinich. The Board also noted that Muzinich does not participate in any soft dollar arrangements with any parties. After review of this information, the Trustees concluded that the potential benefits accruing to Muzinich by virtue of its relationship with the Fund appeared to be reasonable.

Other

The Trustees considered the selection and due diligence process employed by FIMCO in deciding to recommend Muzinich as subadviser to the Fund and also considered FIMCO’s conclusion that the fees to be paid to Muzinich for its services to the Fund are reasonable and appropriate in light of the nature and quality of services to be provided by Muzinich and the reasons supporting that conclusion. The Trustees concluded that FIMCO’s recommendations and conclusions supported approval of the Subadvisory Agreement with Muzinich.

* * *

The Board did not identify any single factor as being of paramount importance and different Trustees may have given different weights to different factors. In summary, based on the various considerations described above, the Board, including a majority of the independent Trustees, concluded that the proposed subadvisory fee for the Fund is reasonable and that the approval of the Subadvisory Agreement is in the best interests of the Fund and its shareholders, and as a result approved the Subadvisory Agreement.

110

FIRST INVESTORS LIFE SERIES FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

Robert F. Wentworth

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

111

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information

Investment Adviser	Custodian
First Investors Management	The Bank of New York Mellon
Company, Inc.	One Wall Street
110 Wall Street	New York, NY 10286
New York, NY 10005
Custodian
Subadviser	(International Fund)
(Discovery Fund)	Brown Brothers Harriman & Co.
Paradigm Capital Management, Inc.	40 Water Street
Nine Elk Street	Boston, MA 02109
Albany, NY 12207
Transfer Agent
Subadviser	Administrative Data Management Corp.
(High Yield Fund)	Raritan Plaza I — 8th Floor
Muzinich & Co., Inc.	Edison, NJ 08837-3620
450 Park Avenue
New York, NY 10022	Independent Registered Public
Accounting Firm
Subadviser	Tait, Weller & Baker LLP
(International Fund)	1818 Market Street
Vontobel Asset Management, Inc.	Philadelphia, PA 19103
1540 Broadway
New York, NY 10036	Legal Counsel
K&L Gates LLP
Subadviser	1601 K Street, N.W.
(Select Growth Fund)	Washington, D.C. 20006
Smith Asset Management Group, L.P.
100 Crescent Court
Dallas, TX 75201

112

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q will be available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

113

NOTES

114

NOTES

115

NOTES

116

First Investors
110 Wall Street
New York, NY 10005

LIFESAR

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to
stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds
(Registrant)

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	September 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds
(Registrant)

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 8, 2009